UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2021

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

Global Bond Fund

For the six-month period ended June 30, 2021

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector Allocation

Schedules of Investments:

9	Emerging Markets Bond Fund

22	Emerging Markets Corporate Debt Fund

35	Global Bond Fund

54	Statements of Assets and Liabilities

58	Statements of Operations

60	Statements of Changes in Net Assets

64	Financial Highlights

76	Notes to Financial Statements

100	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Bond Fund,

Lord Abbett Emerging Markets Corporate Debt Fund, and Lord Abbett Global Bond Fund Semiannual Report

For the six-month period ended June 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended June 30, 2021. For additional information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 through June 30, 2021).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/21 – 6/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 - 6/30/21
Class A
Actual	$1,000.00	$ 990.30	$4.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31
Class C
Actual	$1,000.00	$ 987.30	$7.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.31	$7.55
Class F
Actual	$1,000.00	$ 991.10	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class F3
Actual	$1,000.00	$ 991.20	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
Class I
Actual	$1,000.00	$ 991.30	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class R3
Actual	$1,000.00	$ 988.80	$5.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class R4
Actual	$1,000.00	$ 990.00	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R5
Actual	$1,000.00	$ 991.40	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.77	$3.06
Class R6
Actual	$1,000.00	$ 991.30	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.86% for Class A, 1.51% for Class C, 0.66% for Class F, 0.64% for Class F3, 0.66% for Class I, 1.16% for Class R3, 0.91% for Class R4, 0.61% for Class R5 and 0.65% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Automotive	0.39%
Banking	4.90%
Basic Industry	2.59%
Consumer Goods	0.99%
Energy	13.00%
Financial Services	1.76%
Foreign Government	64.26%
Healthcare	1.03%
Media	0.81%
Retail	0.88%
Services	0.59%
Supranational	0.23%
Technology & Electronics	0.56%
Transportation	0.70%
Utilities	4.92%
Repurchase Agreements	2.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 - 6/30/21
Class A
Actual	$1,000.00	$1,001.60	$5.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$ 999.10	$8.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.51	$8.35
Class F
Actual	$1,000.00	$1,002.70	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class F3
Actual	$1,000.00	$1,003.40	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class I
Actual	$1,000.00	$1,003.20	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R3
Actual	$1,000.00	$1,000.10	$6.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R4
Actual	$1,000.00	$1,002.00	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51
Class R5
Actual	$1,000.00	$1,002.50	$4.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R6
Actual	$1,000.00	$1,004.10	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.67% for Class C, 0.95% for Class F, 0.68% for Class F3, 0.85% for Class I, 1.35% for Class R3, 1.10% for Class R4, 0.85% for Class R5 and 0.68% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Auto	1.29%
Basic Industry	0.78%
Capital Goods	1.00%
Consumer Cyclical	4.20%
Consumer Discretionary	0.28%
Consumer Services	0.85%
Consumer Staples	2.90%
Energy	16.23%
Financial Services	25.28%
Foreign Government	3.23%
Health Care	2.06%
Materials & Processing	12.60%
Other	1.18%
Producer Durables	1.03%
Technology	4.97%
Telecommunications	3.68%
Transportation	1.97%
Utilities	10.74%
Repurchase Agreements	5.73%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/21	6/30/21	1/1/21 - 6/30/21
Class A
Actual	$1,000.00	$ 986.90	$3.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class C
Actual	$1,000.00	$ 983.90	$6.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$6.95
Class F
Actual	$1,000.00	$ 987.90	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class F3*
Actual	$1,000.00	$ 989.00	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$2.71
Class I
Actual	$1,000.00	$ 988.80	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class R3
Actual	$1,000.00	$ 986.40	$5.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41
Class R4
Actual	$1,000.00	$ 986.70	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class R5
Actual	$1,000.00	$ 988.80	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91
Class R6*
Actual	$1,000.00	$ 989.00	$2.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$2.71

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.39% for Class C, 0.58% for Class F, 0.54% for Class F3, 0.58% for Class I, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.54% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.57% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.81	$2.86
Class R6	$2.81	$2.86

Portfolio Holdings Presented by Sector

June 30, 2021

Sector*	%**
Auto	2.09%
Basic Industry	0.05%
Capital Goods	0.09%
Consumer Cyclicals	3.68%
Consumer Discretionary	3.91%
Consumer Services	2.61%
Consumer Staples	0.42%
Energy	5.95%
Financial Services	28.57%
Foreign Government	17.42%
Health Care	2.29%
Integrated Oils	0.36%
Materials & Processing	4.05%
Municipals	1.37%
Other	0.15%
Producer Durables	0.70%
Technology	6.11%
Telecommunications	2.33%
Transportation	2.33%
U.S. Government	7.93%
Utilities	3.20%
Repurchase Agreements	4.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.93%

CORPORATE BONDS 35.35%

Auto Parts & Equipment 0.39%
Antofagasta plc (Chile)†(a)	2.375%		10/14/2030		$900	$868,275

Banking 4.51%
Banco Continental SAECA (Paraguay)†(a)	2.75%		12/10/2025		300	296,855
Banco del Estado de Chile (Chile)†(a)	2.704%		1/9/2025		450	469,129
Banco do Brasil SA†	4.625%		1/15/2025		774	827,019
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%		10/4/2026		590	603,658
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.375%		1/18/2023		520	529,797
Banco Latinoamericano de Comercio Exterior SA (Panama)†(a)	2.375%		9/14/2025		478	490,660
Banco Nacional de Panama (Panama)†(a)	2.50%		8/11/2030		500	484,882
Bangkok Bank pcl (Hong Kong)†(a)	5.00% (5 Yr Treasury CMT + 4.73%	)#	–	(b)	770	813,451
Bank Leumi Le-Israel BM (Israel)†(a)	3.275% (5 Yr Treasury CMT + 1.63%	)#	1/29/2031		200	205,000
BBVA Bancomer SA†	5.125% (5 Yr Treasury CMT + 2.65%	)#	1/18/2033		500	522,350
Itau Unibanco Holding SA/Cayman Island†	4.50% (5 Yr Treasury CMT + 2.82%	)#	11/21/2029		550	565,634
Kookmin Bank (South Korea)†(a)	1.75%		5/4/2025		500	509,169
NBK Tier 1 Financing 2 Ltd. (United Arab Emirates)†(a)	4.50% (6 Yr Swap rate + 2.83%	)#	–	(b)	500	523,457
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		800	826,712
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%		3/16/2023		1,200	1,258,500
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.50%		1/8/2026		974	1,000,342
Total						9,926,615

Brokerage 0.18%
Turkiye Sinai Kalkinma Bankasi AS (Turkey)†(a)	5.875%		1/14/2026		400	403,400

Building & Construction 0.56%
Dianjian Haiyu Ltd. (China)(a)	3.50% (5 Yr Treasury CMT + 6.77%	)#	–	(b)	1,221	1,236,263

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.09%
Huarong Finance 2017 Co. Ltd.(a)	4.75%	4/27/2027	$270	$189,337

Chemicals 1.19%
OCP SA†(a)	5.125%	6/23/2051	500	506,150
OCP SA (Morocco)†(a)	6.875%	4/25/2044	200	244,605
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	4.25%	1/22/2050	400	436,464
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	1,400	1,435,996
Total				2,623,215

Electric: Distribution/Transportation 1.02%
OmGrid Funding Ltd.†	5.196%	5/16/2027	1,200	1,242,600
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%	5/15/2027	930	1,009,747
Total				2,252,347

Electric: Generation 0.49%
AES Panama Generation Holdings SRL (Panama)†(a)	4.375%	5/31/2030	200	209,540
Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026	800	863,523
Total				1,073,063

Electric: Integrated 3.43%
Comision Federal de Electricidad (Mexico)†(a)	4.677%	2/9/2051	800	775,668
Enel Chile SA (Chile)(a)	4.875%	6/12/2028	1,020	1,179,120
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.75%	8/6/2023	1,500	1,571,663
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	1,200	1,270,798
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.875%	7/17/2049	1,450	1,584,342
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(a)	3.00%	6/30/2030	600	602,757
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(a)	4.00%	6/30/2050	560	557,200
Total				7,541,548

Electronics 0.56%
SK Hynix, Inc. (South Korea)†(a)	2.375%	1/19/2031	1,270	1,239,259

Energy: Exploration & Production 1.78%
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	450	475,313
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027	700	800,079
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048	300	398,000
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027	1,100	1,224,080
Petronas Energy Canada Ltd. (Canada)†(a)	2.112%	3/23/2028	1,000	1,011,602
Total				3,909,074

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 0.99%
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029	$900	$904,680
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026	1,199	1,276,911
Total				2,181,591

Foreign Sovereign 1.36%
CBB International Sukuk Co. 6 Spc (Bahrain)†(a)	5.25%	3/20/2025	1,680	1,800,053
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022	1,150	1,184,655
Total				2,984,708

Gas Distribution 0.30%
AI Candelaria Spain SLU (Spain)†(a)	5.75%	6/15/2033	437	450,556
Oleoducto Central SA (Colombia)†(a)	4.00%	7/14/2027	200	206,640
Total				657,196

Integrated Energy 9.63%
Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043	565	698,597
Empresa Nacional del Petroleo†(a)	5.25%	11/6/2029	940	1,050,015
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	700	783,860
Lukoil Securities BV (Netherlands)†(a)	3.875%	5/6/2030	1,000	1,058,410
OQ SAOC†(a)	5.125%	5/6/2028	1,300	1,309,987
Pertamina Persero PT (Indonesia)†(a)	3.10%	1/21/2030	900	925,583
Pertamina Persero PT (Indonesia)†(a)	4.175%	1/21/2050	500	515,276
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043	630	743,586
Petrobras Global Finance BV(a)	5.50%	6/10/2051	730	731,168
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	875	886,944
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	3,350	3,298,745
Petroleos Mexicanos (Mexico)(a)	6.50%	6/2/2041	2,375	2,130,470
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047	2,078	1,841,648
Qatar Petroleum	0.01%	7/12/2031	1,500	1,484,055
Qatar Petroleum	3.30%	7/12/2051	750	750,000
SA Global Sukuk Ltd.†	1.602%	6/17/2026	240	240,086
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	1.625%	11/24/2025	1,000	1,010,994
Saudi Arabian Oil Co. (Saudi Arabia)(a)	3.50%	4/16/2029	300	325,482
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	225	259,740
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%	8/15/2030	1,120	1,143,688
Total				21,188,334

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 1.58%
Charming Light Investments Ltd.	4.375%		12/21/2027		$500	$529,943
China Cinda Finance 2017 I Ltd.	4.75%		2/8/2028		800	858,884
Chinalco Capital Holdings Ltd.	4.00%		8/25/2021		1,030	1,032,961
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50% (5 Yr Treasury CMT + 7.77%	)#	–	(b)	450	305,028
MDGH - GMTN BV (Netherlands)†(a)	3.70%		11/7/2049		400	438,101
Power Finance Corp. Ltd. (India)†(a)	3.95%		4/23/2030		300	309,775
Total						3,474,692

Media: Diversified 0.82%
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%		1/22/2030		600	621,477
Prosus NV (Netherlands)†(a)	3.68%		1/21/2030		530	566,863
Prosus NV (Netherlands)†(a)	3.832%		2/8/2051		650	607,274
Total						1,795,614

Metals/Mining (Excluding Steel) 0.76%
Corp. Nacional del Cobre de Chile (Chile)†(a)	3.15%		1/15/2051		500	484,646
Corp. Nacional del Cobre de Chile (Chile)†(a)	3.75%		1/15/2031		575	627,797
Indonesia Asahan Aluminium Persero PT (Indonesia)†(a)	5.45%		5/15/2030		480	558,663
Total						1,671,106

Oil Field Equipment & Services 0.45%
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%		9/30/2040		1,000	996,261

Oil Refining & Marketing 0.89%
Citgo Holding, Inc.†	9.25%		8/1/2024		208	212,420
Petroleos del Peru SA (Peru)†(a)	5.625%		6/19/2047		500	533,625
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%		10/17/2049		1,300	1,205,464
Total						1,951,509

Pharmaceuticals 1.03%
Petronas Capital Ltd.†(a)	3.404%		4/28/2061		2,200	2,261,199

Rail 0.33%
China Railway Xunjie Co. Ltd. (China)(a)	3.25%		7/28/2026		500	530,143
Georgian Railway JSC†(a)	4.00%		6/17/2028		200	201,850
Total						731,993

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Sovereign 0.94%
CBB International Sukuk Programme Co. WLL (Bahrain)†(a)	6.25%	11/14/2024	$1,050	$1,149,813
Third Pakistan International Sukuk Co. Ltd. (The)(a)	5.50%	10/13/2021	900	907,200
Total				2,057,013

Specialty Retail 0.88%
JD.com, Inc. (China)(a)	4.125%	1/14/2050	700	750,021
Meituan (China)†(a)	3.05%	10/28/2030	1,200	1,188,560
Total				1,938,581

Supranational 0.23%
African Export-Import Bank (The)†(a)	2.634%	5/17/2026	500	507,327

Transportation (Excluding Air/Rail) 0.59%
DP World Crescent Ltd.	3.875%	7/18/2029	1,200	1,305,809

Transportation: Infrastructure/Services 0.37%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.375%	7/3/2029	300	314,710
TransJamaican Highway Ltd. (Jamaica)†(a)	5.75%	10/10/2036	502	500,172
Total				814,882
Total Corporate Bonds (cost $75,369,288)				77,780,211

FOREIGN GOVERNMENT OBLIGATIONS 62.58%

Angola 1.70%
Republic of Angola†(a)	8.25%	5/9/2028	2,400	2,511,384
Republic of Angola†(a)	9.125%	11/26/2049	1,200	1,232,074
Total				3,743,458

Argentina 0.46%
Argentine Republic Government International Bond(a)	0.125%	7/9/2035	1,300	414,713
Argentine Republic Government International Bond(a)	0.125%	1/9/2038	1,552	588,735
Total				1,003,448

Bahrain 1.46%
Kingdom of Bahrain†(a)	5.45%	9/16/2032	1,550	1,543,557
Kingdom of Bahrain†(a)	6.00%	9/19/2044	300	285,840
Kingdom of Bahrain†(a)	6.75%	9/20/2029	800	880,440
Kingdom of Bahrain†(a)	7.00%	1/26/2026	450	513,281
Total				3,223,118

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.15%
Bermuda Government International Bond†	2.375%	8/20/2030	$320	$320,800

Brazil 1.57%
Federal Republic of Brazil(c)	3.75%	9/12/2031	1,650	1,630,200
Federal Republic of Brazil(a)(c)	4.75%	1/14/2050	1,431	1,392,449
Federal Republic of Brazil(a)	5.00%	1/27/2045	436	442,442
Total				3,465,091

Chile 0.25%
Chile Government International Bond(a)	3.10%	5/7/2041	550	551,650

Colombia 2.39%
Colombia Government International Bond(a)	3.25%	4/22/2032	1,375	1,350,195
Republic of Colombia(a)	3.00%	1/30/2030	1,305	1,280,877
Republic of Colombia(a)	3.875%	4/25/2027	860	914,894
Republic of Colombia(a)	4.125%	5/15/2051	550	522,962
Republic of Colombia(a)	5.00%	6/15/2045	1,110	1,183,204
Total				5,252,132

Costa Rica 1.62%
Costa Rica Government†(a)	4.375%	4/30/2025	640	663,520
Costa Rica Government†(a)	5.625%	4/30/2043	1,762	1,636,722
Costa Rica Government†(a)	6.125%	2/19/2031	1,185	1,259,963
Total				3,560,205

Dominican Republic 3.10%
Dominican Republic†(a)	4.50%	1/30/2030	1,428	1,463,714
Dominican Republic†(a)	4.875%	9/23/2032	1,094	1,129,555
Dominican Republic†(a)	5.30%	1/21/2041	750	750,008
Dominican Republic†(a)	5.875%	1/30/2060	1,300	1,298,700
Dominican Republic†(a)	5.95%	1/25/2027	1,225	1,380,575
Dominican Republic†(a)	6.40%	6/5/2049	750	808,125
Total				6,830,677

Ecuador 1.88%
Ecuador Government International Bond†(a)	Zero Coupon	7/31/2030	796	442,902
Ecuador Government International Bond†(a)	0.50%	7/31/2030	2,158	1,850,121
Ecuador Government International Bond†(a)	0.50%	7/31/2040	2,970	1,852,319
Total				4,145,342

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Egypt 3.30%
Republic of Egypt†(a)	3.875%	2/16/2026		$3,400	$3,349,986
Republic of Egypt†(a)	6.588%	2/21/2028		2,100	2,226,000
Republic of Egypt†(a)	7.50%	2/16/2061		500	470,225
Republic of Egypt†(a)	7.625%	5/29/2032		287	305,273
Republic of Egypt†(a)	7.903%	2/21/2048		920	913,349
Total					7,264,833

El Salvador 0.87%
Republic of EI Salvador†(a)	6.375%	1/18/2027		1,575	1,429,312
Republic of EI Salvador†(a)	7.65%	6/15/2035		525	481,740
Total					1,911,052

Ghana 1.91%
Republic of Ghana†(a)	6.375%	2/11/2027		2,100	2,115,141
Republic of Ghana†(a)	7.625%	5/16/2029		730	740,261
Republic of Ghana(a)	7.875%	3/26/2027		325	344,305
Republic of Ghana†(a)	8.625%	4/7/2034		500	517,385
Republic of Ghana†(a)	8.95%	3/26/2051		500	495,755
Total					4,212,847

Guatemala 1.06%
Republic of Guatemala†(a)	4.375%	6/5/2027		625	683,125
Republic of Guatemala†(a)	4.90%	6/1/2030		800	902,848
Republic of Guatemala†(a)	6.125%	6/1/2050		600	736,500
Total					2,322,473

Indonesia 1.14%
Perusahaan Penerbit SBSN Indonesia III†(a)	1.50%	6/9/2026		1,500	1,498,665
Perusahaan Penerbit SBSN Indonesia III†(a)	2.55%	6/9/2031		1,000	1,002,750
Total					2,501,415

Ivory Coast 0.60%
Ivory Coast Government International Bond†(d)	4.875%	1/30/2032	EUR	615	730,549
Ivory Coast Government International Bond†(a)	5.75%	12/31/2032		$595	597,742
Total					1,328,291

Jamaica 0.20%
Jamaica Government International Bond(a)	6.75%	4/28/2028		375	439,219

Jordan 0.24%
Kingdom of Jordan†(a)	5.85%	7/7/2030		500	522,187

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Kazakhstan 1.01%
Republic of Kazakhstan†(d)	1.50%	9/30/2034	EUR	500	$599,438
Republic of Kazakhstan†(a)	3.875%	10/14/2024		$422	461,982
Republic of Kazakhstan†(a)	4.875%	10/14/2044		915	1,151,253
Total					2,212,673

Kenya 1.28%
Kenya Government International Bond†(a)	6.30%	1/23/2034		1,000	1,001,875
Republic of Kenya†(a)	7.00%	5/22/2027		500	549,930
Republic of Kenya†(a)	7.25%	2/28/2028		689	762,964
Republic of Kenya†(a)	8.25%	2/28/2048		450	496,463
Total					2,811,232

Lebanon 0.12%
Republic of Lebanon(a)(e)	6.65%	2/26/2030		1,948	255,874

Mexico 1.06%
United Mexican States(a)	2.659%	5/24/2031		714	699,284
United Mexican States(a)	3.771%	5/24/2061		470	438,334
United Mexican States(a)	4.50%	1/31/2050		1,130	1,203,789
Total					2,341,407

Mongolia 0.40%
Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023		822	888,399

Morocco 0.35%
Morocco Government International Bond†(a)	3.00%	12/15/2032		320	309,872
Morocco Government International Bond†(a)	4.00%	12/15/2050		500	465,000
Total					774,872

Nigeria 2.28%
Republic of Nigeria†(a)	6.375%	7/12/2023		1,100	1,181,323
Republic of Nigeria†(a)	6.50%	11/28/2027		2,650	2,816,661
Republic of Nigeria†(a)	9.248%	1/21/2049		900	1,028,354
Total					5,026,338

Oman 2.38%
Oman Government International Bond†(a)	4.75%	6/15/2026		3,550	3,691,024
Oman Government International Bond†(a)	6.75%	1/17/2048		1,000	998,125
Oman Government International Bond†(a)	7.00%	1/25/2051		300	306,123
Oman Sovereign Sukuk Co.†(a)	4.875%	6/15/2030		235	241,505
Total					5,236,777

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pakistan 0.65%
Republic of Pakistan†(a)	6.00%	4/8/2026		$800	$812,000
Republic of Pakistan†(a)	7.375%	4/8/2031		600	618,750
Total					1,430,750

Panama 1.79%
Republic of Panama(a)	2.252%	9/29/2032		1,300	1,249,365
Republic of Panama(a)	3.87%	7/23/2060		1,010	1,033,836
Republic of Panama(a)	4.50%	4/16/2050		1,000	1,138,150
Republic of Panama(a)	4.50%	4/1/2056		460	521,635
Total					3,942,986

Paraguay 1.09%
Republic of Paraguay†(a)	4.70%	3/27/2027		700	796,957
Republic of Paraguay†(a)	5.40%	3/30/2050		1,375	1,609,781
Total					2,406,738

Peru 1.25%
Republic of Peru(a)	1.862%	12/1/2032		1,000	930,345
Republic of Peru(a)	2.78%	12/1/2060		465	415,961
Republic of Peru(a)	2.783%	1/23/2031		1,385	1,414,445
Total					2,760,751

Philippines 1.63%
Philippine Government International Bond(a)(c)	1.95%	1/6/2032		1,000	993,065
Philippine Government International Bond(a)	2.65%	12/10/2045		2,800	2,594,334
Total					3,587,399

Qatar 3.67%
State of Qatar†(a)	3.25%	6/2/2026		2,359	2,585,631
State of Qatar†(a)	3.375%	3/14/2024		1,700	1,825,834
State of Qatar†(a)	4.00%	3/14/2029		1,650	1,902,301
State of Qatar(a)	4.40%	4/16/2050		500	609,735
State of Qatar†(a)	4.40%	4/16/2050		950	1,158,497
Total					8,081,998

Romania 1.01%
Romanian Government International Bond†(d)	2.625%	12/2/2040	EUR	1,000	1,177,993
Romanian Government International Bond†(a)	4.00%	2/14/2051		$1,000	1,052,190
Total					2,230,183

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Russia 0.98%
Russian Federation†(a)	4.25%	6/23/2027		$800	$894,504
Russian Federation†(a)	5.25%	6/23/2047		1,000	1,259,334
Total					2,153,838

Saudi Arabia 3.22%
Saudi International Bond†(a)	2.50%	2/3/2027		1,500	1,567,507
Saudi International Bond†(a)	2.75%	2/3/2032		1,000	1,028,062
Saudi International Bond†(a)	3.25%	10/26/2026		500	545,747
Saudi International Bond†(a)	3.45%	2/2/2061		1,500	1,501,072
Saudi International Bond†(a)	3.625%	3/4/2028		1,702	1,884,080
Saudi International Bond†(a)	5.00%	4/17/2049		450	569,633
Total					7,096,101

Senegal 0.65%
Republic of Senegal†(a)	6.25%	5/23/2033		1,100	1,162,856
Senegal Government International Bond†(d)	5.375%	6/8/2037	EUR	220	257,213
Total					1,420,069

South Africa 1.49%
Republic of South Africa(a)	4.30%	10/12/2028		$2,870	2,970,593
Republic of South Africa(a)	5.75%	9/30/2049		300	307,601
Total					3,278,194

Sri Lanka 2.64%
Republic of Sri Lanka†(a)	5.75%	1/18/2022		1,200	1,104,708
Republic of Sri Lanka†(a)	5.75%	4/18/2023		1,531	1,146,336
Republic of Sri Lanka†(a)	5.875%	7/25/2022		920	782,000
Republic of Sri Lanka†(a)	6.25%	7/27/2021		1,750	1,723,750
Republic of Sri Lanka†(a)	6.75%	4/18/2028		1,130	711,075
Republic of Sri Lanka†(a)	7.55%	3/28/2030		550	348,128
Total					5,815,997

Tunisia 0.34%
Banque Centrale de Tunisie International Bond(a)	5.75%	1/30/2025		800	748,480

Turkey 3.26%
Republic of Turkey(a)	3.25%	3/23/2023		1,625	1,625,275
Republic of Turkey(a)	4.25%	4/14/2026		2,100	2,022,846
Republic of Turkey(a)	5.25%	3/13/2030		1,445	1,375,553
Republic of Turkey(a)	5.75%	5/11/2047		1,250	1,071,164

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Turkey (continued)
Republic of Turkey(a)	5.95%	1/15/2031	$500	$491,347
Turkiye Ihracat Kredi Bankasi AS†(a)	5.75%	7/6/2026	580	580,000
Total				7,166,185

Ukraine 2.17%
Ukraine Government†(a)	7.253%	3/15/2033	1,450	1,514,309
Ukraine Government†(a)	7.375%	9/25/2032	1,800	1,897,436
Ukraine Government†(a)	8.994%	2/1/2024	1,220	1,354,848
Total				4,766,593

United Arab Emirates 1.68%
Abu Dhabi Government International Bond†(a)	1.625%	6/2/2028	1,000	997,790
Abu Dhabi Government International Bond†(a)	1.70%	3/2/2031	1,989	1,922,289
Abu Dhabi Government International Bond†(a)	3.125%	9/30/2049	750	767,137
Total				3,687,216

Uruguay 1.59%
Republic of Uruguay(a)	4.375%	1/23/2031	400	466,404
Republic of Uruguay(a)	4.975%	4/20/2055	1,428	1,846,047
Republic of Uruguay(a)	5.10%	6/18/2050	896	1,176,202
Total				3,488,653

Uzbekistan 0.52%
Republic of Uzbekistan†(a)	3.70%	11/25/2030	500	499,335
Republic of Uzbekistan†(a)	4.75%	2/20/2024	600	640,482
Total				1,139,817

Vietnam 0.17%
Socialist Republic of Vietnam†(a)	4.80%	11/19/2024	328	366,548
Total Foreign Government Obligations (cost $135,755,799)				137,714,306
Total Long-Term Investments (cost $211,125,087)				215,494,517

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS BOND FUND June 30, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 2.40%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $5,601,100 of U.S. Treasury Note at .50% due 10/31/2027; value: $5,384,544; proceeds: $5,278,939 (cost $5,278,939)	$5,279	$5,278,939
Total Investments in Securities 100.33% (cost $216,404,026)		220,773,456
Other Assets and Liabilities – Net(f) (0.33%)		(726,670)
Net Assets 100.00%		$220,046,786

EUR	Euro.
CMT	Constant Maturity Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $155,867,190, which represents 70.83% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(i)).
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Defaulted (non-income producing security).
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	9/10/2021	2,146,000	$2,607,178	$2,548,225	$58,953
Euro	Sell	State Street Bank and Trust	9/10/2021	221,000	268,245	262,422	5,823
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$64,776

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS BOND FUND June 30, 2021

Open Futures Contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	September 2021	128	Long	$ 20,080,233	$ 20,576,000	$495,767
Ultra Long U.S. Treasury Bond	September 2021	7	Short	(1,361,488)	(1,348,813)	12,675
Total Unrealized Appreciation on Open Futures Contracts						$508,442

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
Euro- Buxl	September 2021	3	Short	EUR (598,375)	EUR (609,720)	$(13,453)
Euro-Bund	September 2021	8	Short	(1,374,306)	(1,380,880)	(7,795)
U.S. 10-Year Ultra Treasury Note	September 2021	99	Short	$(14,359,562)	$(14,573,109)	(213,547)
U.S. 2-Year Treasury Note	September 2021	89	Long	19,641,951	19,608,508	(33,443)
U.S. 5-Year Treasury Note	September 2021	110	Short	(13,568,442)	(13,577,266)	(8,824)
Total Unrealized Depreciation on Open Futures Contracts						$(277,062)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$–	$77,780,211	$–	$77,780,211
Foreign Government Obligations	–	137,714,306	–	137,714,306
Short-Term Investments
Repurchase Agreements	–	5,278,939	–	5,278,939
Total	$–	$220,773,456	$–	$220,773,456
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$64,776	$–	$64,776
Liabilities	–	–	–	–
Futures Contracts
Assets	508,442	–	–	508,442
Liabilities	(277,062)	–	–	(277,062)
Total	$231,380	$64,776	$–	$296,156

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments				Shares (000)	Fair Value
COMMON STOCK 0.05%

Metals & Minerals: Miscellaneous
Vedanta Ltd. ADR (cost $57,261)				3	$40,058

	Interest Rate		Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 0.54%

Air Transportation 0.09%
JetBlue Airways Corp.†	0.50%		4/1/2026	$ 70	70,105

Lodging 0.09%
Huazhu Group Ltd. (China)(a)	0.375%		11/1/2022	58	72,899

Technology 0.36%
21Vianet Group, Inc. (China)†(a)	Zero Coupon		2/1/2026	132	114,114
MercadoLibre, Inc. (Argentina)(a)	2.00%		8/15/2028	18	63,630
Weibo Corp. (China)(a)	1.25%		11/15/2022	98	95,256
Total					273,000
Total Convertible Bonds (cost $437,195)					416,004

CORPORATE BONDS 93.85%

Air Transportation 0.51%
Azul Investments LLP†	5.875%		10/26/2024	400	390,442

Auto Parts: Original Equipment 1.33%
Gajah Tunggal Tbk PT (Indonesia)(a)	8.375%		8/10/2022	300	306,976
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV†(a)	5.00%		5/7/2028	300	305,344
Nemak SAB de CV†(a)	3.625%		6/28/2031	200	201,390
Nemak SAB de CV (Mexico)†(a)	4.75%		1/23/2025	200	207,500
Total					1,021,210

Banks: Regional 18.20%
ADCB Finance Cayman Ltd.†	4.00%		3/29/2023	200	211,423
Akbank T.A.S. (Turkey)(a)	6.80%		2/6/2026	450	475,972
Akbank TAS (Turkey)†(a)	6.80% (5 Yr. Swap rate + 6.02%	)#	6/22/2031	580	579,996
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	5.50% (5 Yr Treasury CMT + 4.55%	)#	10/26/2031	300	310,028
Banco BBVA Peru SA (Peru)(a)	5.00%		8/26/2022	200	208,154

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Banco Continental SAECA (Paraguay)†(a)	2.75%		12/10/2025		$200	$197,903
Banco de Bogota SA (Colombia)†(a)	6.25%		5/12/2026		400	438,514
Banco de Credito del Peru (Peru)†(a)	3.25% (5 Yr Treasury CMT + 2.45%	)#	9/30/2031		300	297,817
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%		10/12/2027		200	215,002
Banco del Estado de Chile (Chile)†(a)	2.704%		1/9/2025		200	208,502
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(b)	200	227,350
Banco Santander Chile (Chile)†(a)	2.70%		1/10/2025		200	209,032
Bancolombia SA (Colombia)(a)	4.625% (5 Yr Treasury CMT + 2.94%	)#	12/18/2029		200	203,502
Bangkok Bank pcl (Hong Kong)†(a)	5.00% (5 Yr Treasury CMT + 4.73%	)#	–	(b)	500	528,215
Bank Leumi Le-Israel BM (Israel)†(a)	3.275% (5 Yr Treasury CMT + 1.63%	)#	1/29/2031		200	205,000
Bank of China Hong Kong Ltd. (Hong Kong)†(a)	5.90% (5 Yr Treasury CMT + 3.04%	)#	–	(b)	400	431,264
BBVA Bancomer SA†	1.875%		9/18/2025		300	303,780
BBVA Bancomer SA†	5.125% (5 Yr Treasury CMT + 2.65%	)#	1/18/2033		450	470,115
DBS Group Holdings Ltd.(a)	1.822% (5 Yr Treasury CMT + 1.10%	)#	3/10/2031		600	598,947
Fab Sukuk Co. Ltd.	2.50%		1/21/2025		300	312,760
First Abu Dhabi Bank PJSC(a)	4.50% (5 Yr Treasury CMT + 4.14%	)#	–	(b)	200	213,926
Global Bank Corp. (Panama)†(a)	5.25% (3 Mo. LIBOR + 3.30%	)#	4/16/2029		540	567,270
Itau Unibanco Holding SA†	4.625% (5 Yr Treasury CMT + 3.22%	)#	–	(b)	250	241,128
Itau Unibanco Holding SA/Cayman Island†	4.50% (5 Yr Treasury CMT + 2.82%	)#	11/21/2029		250	257,106
KEB Hana Bank (South Korea)†(a)	4.375%		9/30/2024		200	220,524
Kookmin Bank (South Korea)†(a)	1.75%		5/4/2025		200	203,667
Multibank, Inc.†(a)	4.375%		11/9/2022		200	205,361
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%		5/30/2022		200	203,951
NBK Tier 1 Financing 2 Ltd. (United Arab Emirates)†(a)	4.50% (6 Yr Swap rate + 2.83%	)#	–	(b)	300	314,074
QIB Sukuk Ltd.	1.95%		10/27/2025		300	304,443
QNB Finance Ltd.	2.625%		5/12/2025		400	419,190

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
QNB Finansbank AS (Turkey)†(a)	6.875%		9/7/2024		$400	$434,300
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%		5/23/2023		450	477,394
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		200	206,678
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%		3/16/2023		700	734,125
Turkiye Sinai Kalkinma Bankasi AS (Turkey)†(a)	5.875%		1/14/2026		200	201,700
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.25%		2/5/2025		200	199,164
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.00%		11/1/2022		450	462,103
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.50%		1/8/2026		200	205,409
United Overseas Bank Ltd. (Singapore)†(a)	2.00% (5 Yr Treasury CMT + 1.23%	)#	10/14/2031		800	801,296
Woori Bank (South Korea)†(a)	4.75%		4/30/2024		400	439,802
Total						13,945,887

Building Materials 0.80%
Cemex SAB de CV†(a)	5.125% (5 Yr Treasury CMT + 4.53%	)#	–	(b)	200	206,690
Cemex SAB de CV (Mexico)†(a)	3.875%		7/11/2031		400	407,100
Total						613,790

Business Services 2.43%
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.375%		7/3/2029		400	419,613
DP World plc (United Arab Emirates)†(a)	4.70%		9/30/2049		200	222,480
DP World plc (United Arab Emirates)†(a)	6.85%		7/2/2037		300	407,536
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	9.50%		7/10/2036		200	210,780
Movida Europe SA (Luxembourg)†(a)	5.25%		2/8/2031		400	405,008
StoneCo Ltd.†(a)	3.95%		6/16/2028		200	199,804
Total						1,865,221

Chemicals 6.04%
Braskem Idesa SAPI (Mexico)†(a)	7.45%		11/15/2029		200	212,664
Braskem Netherlands Finance BV (Netherlands)†(a)	4.50%		1/31/2030		400	417,784
Equate Petrochemical BV†(a)	2.625%		4/28/2028		400	404,960
GC Treasury Center Co. Ltd.†(a)	2.98%		3/18/2031		400	409,458
LG Chem Ltd.†(a)	2.375%		7/7/2031		800	799,315
OCP SA (Morocco)†(a)	3.75%		6/23/2031		200	202,450
Orbia Advance Corp. SAB de CV (Mexico)†(a)	1.875%		5/11/2026		200	202,823
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%		4/24/2023		200	208,579

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Chemicals (continued)
SABIC Capital II BV (Netherlands)†(a)	4.00%		10/10/2023		$200	$214,856
Sasol Financing USA LLC	5.50%		3/18/2031		450	474,975
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	4.25%		1/22/2050		200	218,232
Tianqi Finco Co. Ltd.	3.75%		11/28/2022		500	451,042
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%		1/19/2023		400	410,285
Total						4,627,423

Computer Hardware 0.39%
Wipro IT Services LLC†	1.50%		6/23/2026		300	299,505

Computer Software 0.26%
Marble II Pte Ltd. (Singapore)†(a)	5.30%		6/20/2022		200	200,315

Containers 0.28%
CANPACK SA/Eastern PA Land Investment Holding LLC (Poland)†(a)	3.125%		11/1/2025		214	218,023

Diversified 1.10%
CK Hutchison International 17 Ltd. (Hong Kong)†(a)	3.50%		4/5/2027		200	219,633
KOC Holding AS (Turkey)†(a)	5.25%		3/15/2023		400	414,135
San Miguel Corp.(a)	5.50% (5 Yr Treasury CMT + 10.24%	)#	–	(b)	200	210,511
Total						844,279

Drugs 1.86%
Teva Pharmaceutical Finance Netherlands III BV(a)	4.10%		10/1/2046		120	105,300
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%		7/21/2023		314	313,290
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%		10/1/2026		779	741,997
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%		4/15/2024		250	265,733
Total						1,426,320

Electric: Power 10.85%
Abu Dhabi National Energy Co. PJSC†(a)	2.00%		4/29/2028		600	604,680
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.00%		10/3/2049		200	229,070
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(a)	5.95%		12/15/2039		200	237,757
Adani Transmission Ltd. (India)†(a)	4.00%		8/3/2026		600	630,337
AES Panama Generation Holdings SRL (Panama)†(a)	4.375%		5/31/2030		200	209,540

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	$248	$286,133
Cikarang Listrindo Tbk PT (Indonesia)†(a)	4.95%	9/14/2026	400	410,816
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	230,000
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	218,794
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.75%	8/6/2023	400	419,110
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	400	423,599
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	203,377
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	250	280,715
JSW Hydro Energy Ltd. (India)†(a)	4.125%	5/18/2031	200	203,188
Light Servicos de Eletricidade SA/Light Energia SA†(a)	4.375%	6/18/2026	300	302,250
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	400	424,580
Mong Duong Finance Holdings BV (Vietnam)†(a)	5.125%	5/7/2029	536	538,680
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	200	179,524
Pampa Energia SA (Argentina)†(a)	9.125%	4/15/2029	250	229,043
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%	5/15/2027	400	434,300
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(a)	3.00%	6/30/2030	400	401,838
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries†(a)	4.50%	7/14/2028	300	305,728
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(a)	5.50%	4/8/2044	400	508,844
Star Energy Geothermal Darajat II/Star
Energy Geothermal Salak (Indonesia)†(a)	4.85%	10/14/2038	200	220,281
Terraform Global Operating LLC†	6.125%	3/1/2026	180	186,224
Total				8,318,408

Electrical Equipment 1.03%
SK Hynix, Inc. (South Korea)†(a)	1.50%	1/19/2026	600	592,499
TSMC Global Ltd.†	1.75%	4/23/2028	200	200,136
Total				792,635

Energy Equipment & Services 0.72%
Greenko Dutch BV (Netherlands)†(a)	3.85%	3/29/2026	200	205,150
Investment Energy Resources Ltd.†	6.25%	4/26/2029	200	216,750
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026	142	126,193
Total				548,093

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.80%
Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%	11/18/2048	$197	$215,175
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027	400	394,689
Total				609,864

Financial Services 2.15%
BOC Aviation Ltd. (Singapore)†(a)	3.00%	9/11/2029	200	205,608
China Cinda Finance 2017 I Ltd.	4.10%	3/9/2024	200	207,471
China Cinda Finance 2017 I Ltd.	4.40%	3/9/2027	200	212,501
Intercorp Peru Ltd. (Peru)†(a)	3.875%	8/15/2029	200	194,266
Power Finance Corp. Ltd. (India)†(a)	3.95%	4/23/2030	400	413,034
SURA Asset Management SA (Colombia)†(a)	4.375%	4/11/2027	200	216,771
XP, Inc.†(a)	3.25%	7/1/2026	200	198,000
Total				1,647,651

Food 3.01%
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	185	183,613
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027	200	209,577
JBS Investments II GmbH (Austria)†	5.75%	1/15/2028	600	642,732
JBS Investments II GmbH (Austria)†	7.00%	1/15/2026	200	212,551
MARB BondCo plc (United Kingdom)†(a)	3.95%	1/29/2031	200	193,090
Minerva Luxembourg SA (Luxembourg)†(a)	5.875%	1/19/2028	200	212,550
Ulker Biskuvi Sanayi AS (Turkey)†(a)	6.95%	10/30/2025	600	651,762
Total				2,305,875

Foreign Government 0.26%
Third Pakistan International Sukuk Co. Ltd. (The)(a)	5.50%	10/13/2021	200	201,600

Government 0.46%
African Export-Import Bank (The)†(a)	2.634%	5/17/2026	350	355,129

Health Care Services 0.28%
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028	200	213,377

Household Equipment/Products 0.29%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	6.95%	3/14/2026	200	222,880

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Investment Management Companies 1.18%
Huarong Finance 2017 Co. Ltd.(a)	4.75%		4/27/2027			$200	$140,250
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50% (5 Yr Treasury CMT + 7.77%	)#	–	(b)		600	406,704
Huarong Finance 2019 Co. Ltd. (Hong Kong)(a)	3.875%		11/13/2029			200	137,000
MDGH - GMTN BV (Netherlands)†(a)	3.70%		11/7/2049			200	219,050
Total							903,004

Lodging 2.92%
MGM China Holdings Ltd.†(a)	4.75%		2/1/2027			200	204,246
MGM China Holdings Ltd. (Macau)†(a)	5.875%		5/15/2026			650	683,312
Sands China Ltd.(a)	3.80%		1/8/2026			335	359,026
Wynn Macau Ltd. (Macau)†(a)	5.50%		10/1/2027			500	521,725
Wynn Macau Ltd. (Macau)†(a)	5.625%		8/26/2028			450	470,534
Total							2,238,843

Machinery: Agricultural 1.06%
MHP Lux SA (Luxembourg)†(a)	6.25%		9/19/2029			600	603,120
MHP Lux SA (Luxembourg)†(a)	6.95%		4/3/2026			200	212,996
Total							816,116

Media 0.89%
Cable Onda SA (Panama)†(a)	4.50%		1/30/2030			200	211,230
Summer BidCo BV 9.75% PIK†(c)	9.00%		11/15/2025		EUR	210	254,577
VTR Finance NV (Chile)†(a)	6.375%		7/15/2028			$200	212,717
Total							678,524

Metals & Minerals: Miscellaneous 2.44%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%		4/15/2040			150	187,500
Antofagasta plc (Chile)†(a)	2.375%		10/14/2030			200	192,950
Chinalco Capital Holdings Ltd.	4.00%		8/25/2021			200	200,575
First Quantum Minerals Ltd. (Canada)†(a)	7.50%		4/1/2025			220	228,830
Fresnillo plc (Mexico)†(a)	4.25%		10/2/2050			200	203,683
Minera Mexico SA de CV (Mexico)†(a)	4.50%		1/26/2050			200	224,436
Nexa Resources SA (Brazil)†(a)	5.375%		5/4/2027			400	430,692
Vedanta Resources plc (India)†(a)	6.375%		7/30/2022			200	197,777
Total							1,866,443

Natural Gas 1.30%
ENN Clean Energy International Investment Ltd.†	3.375%		5/12/2026			400	408,219
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%		4/1/2023			400	413,062

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	$140	$173,930
Total				995,211

Oil 12.76%
Antero Resources Corp.†	5.375%	3/1/2030	77	78,685
Callon Petroleum Co.	6.375%	7/1/2026	166	159,167
Callon Petroleum Co.†	8.00%	8/1/2028	46	46,575
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021	200	204,439
Ecopetrol SA(a)	6.875%	4/29/2030	190	229,569
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	235	247,920
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	303	325,043
Geopark Ltd. (Chile)†(a)	5.50%	1/17/2027	400	404,504
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	200	211,250
Kosmos Energy Ltd.†	7.50%	3/1/2028	514	509,318
Lukoil Securities BV (Netherlands)†(a)	3.875%	5/6/2030	200	211,682
Medco Bell Pte Ltd.†(a)	6.375%	1/30/2027	200	206,568
MEG Energy Corp. (Canada)†(a)	5.875%	2/1/2029	73	76,206
OQ SAOC†(a)	5.125%	5/6/2028	700	705,377
Petrobras Global Finance BV(a)	5.50%	6/10/2051	280	280,448
Petrobras Global Finance BV (Netherlands)(a)	5.60%	1/3/2031	538	603,233
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	185	226,951
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	590	580,973
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047	165	146,233
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	2.993%	1/15/2030	250	261,397
Qatar Petroleum	0.01%	7/12/2031	600	593,622
Qatar Petroleum	3.30%	7/12/2051	500	500,000
Range Resources Corp.†	8.25%	1/15/2029	66	74,499
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	1.625%	11/24/2025	200	202,199
Saudi Arabian Oil Co. (Saudi Arabia)(a)	3.50%	4/16/2029	200	216,988
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	200	230,880
SierraCol Energy Andina LLC†	6.00%	6/15/2028	200	202,690
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%	8/15/2030	700	714,805
Thaioil Treasury Center Co. Ltd.(a)	2.50%	6/18/2030	400	393,222
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	200	185,456
Tullow Oil plc (United Kingdom)†(a)	10.25%	5/15/2026	200	210,399
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	201,242
YPF SA (Argentina)†(a)	6.95%	7/21/2027	475	336,348
Total				9,777,888

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 2.05%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	$400	$472,804
AI Candelaria Spain SLU (Spain)†(a)	5.75%	6/15/2033	250	257,755
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%	9/30/2040	200	199,252
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	218,375
Oleoducto Central SA (Colombia)†(a)	4.00%	7/14/2027	200	206,640
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	214,830
Total				1,569,656

Paper & Forest Products 0.53%
Inversiones CMPC SA†(a)	3.00%	4/6/2031	200	201,000
Suzano Austria GmbH (Brazil)(a)	3.75%	1/15/2031	192	201,600
Total				402,600

Real Estate Investment Trusts 2.24%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(a)	3.625%	5/13/2031	400	407,658
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023	200	204,803
Country Garden Holdings Co. Ltd. (China)(a)	5.125%	1/17/2025	200	207,506
Longfor Group Holdings Ltd. (China)(a)	4.50%	1/16/2028	200	222,507
MAF Sukuk Ltd.	4.50%	11/3/2025	200	221,811
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	216,947
Trust Fibra Uno (Mexico)†(a)	6.39%	1/15/2050	200	234,741
Total				1,715,973

Retail 1.33%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	200	211,096
CK Hutchison International 21 Ltd.	2.50%	4/15/2031	600	612,840
InRetail Consumer†(a)	3.25%	3/22/2028	200	198,083
Total				1,022,019

Steel 2.93%
CAP SA†(a)	3.90%	4/27/2031	300	300,545
CSN Inova Ventures (Brazil)†(a)	6.75%	1/28/2028	200	221,450
CSN Resources SA (Brazil)†(a)	4.625%	6/10/2031	325	332,429
GUSAP III LP†	4.25%	1/21/2030	700	757,750
JSW Steel Ltd.(a)	5.375%	4/4/2025	400	427,069
POSCO (South Korea)†(a)	2.50%	1/17/2025	200	207,337
Total				2,246,580

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 3.64%
B2W Digital Lux Sarl (Luxembourg)†(a)	4.375%	12/20/2030	$400	$401,354
Baidu, Inc. (China)(a)	2.375%	10/9/2030	200	200,543
JD.com, Inc. (China)(a)	4.125%	1/14/2050	200	214,292
Meituan (China)†(a)	2.125%	10/28/2025	300	297,879
Meituan (China)†(a)	3.05%	10/28/2030	200	198,093
MercadoLibre, Inc. (Argentina)(a)	3.125%	1/14/2031	200	196,600
Myriad International Holdings BV (Netherlands)†(a)	4.85%	7/6/2027	200	228,248
Prosus NV (Netherlands)†(a)	3.68%	1/21/2030	200	213,911
Tencent Holdings Ltd. (China)†(a)	2.88%	4/22/2031	400	414,099
Weibo Corp. (China)(a)	3.50%	7/5/2024	400	422,276
Total				2,787,295

Telecommunications 3.82%
Altice France Holding SA (Luxembourg)†(a)	10.50%	5/15/2027	200	222,503
Digicel Group 0.5 Ltd. PIK (Jamaica)(a)	10.00%	4/1/2024	257	242,085
Digicel Holdings Bermuda Ltd. / Digicel International Finance Ltd. (Jamaica)(a)	8.75%	5/25/2024	192	200,666
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	216,065
Millicom International Cellular SA†(a)	4.50%	4/27/2031	200	207,275
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026	360	381,944
Ooredoo International Finance Ltd.†	2.625%	4/8/2031	400	405,749
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	400	417,330
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%	4/15/2027	400	420,800
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(a)	6.20%	2/11/2025	200	209,266
Total				2,923,683

Transportation: Miscellaneous 1.44%
Georgian Railway JSC†(a)	4.00%	6/17/2028	200	201,850
Hidrovias International Finance Sarl (Luxembourg)†(a)	4.95%	2/8/2031	200	203,500
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	275,404
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.25%	1/10/2028	200	214,330
Simpar Europe SA (Luxembourg)†(a)	5.20%	1/26/2031	200	205,576
Total				1,100,660

Utilities 0.27%
Aegea Finance Sarl (Luxembourg)†(a)	5.75%	10/10/2024	200	207,749
Total Corporate Bonds (cost $70,027,692)				71,920,171

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 0.62%

Other 0.12%
Jindal Steel and Power Limited Term Loan (India)(a)	4.74% (3 Mo. LIBOR + 2.95%	)	3/31/2022	$ 93	$90,896

Technology 0.50%
Grab Holdings, Inc. Term Loan B (Singapore)(a)	5.50% (6 Mo. LIBOR + 4.50%	)	1/29/2026	380	386,841
Total Floating Rate Loans (cost $458,667)					477,737

FOREIGN GOVERNMENT OBLIGATIONS(a) 2.62%

Bahrain 0.52%
Kingdom of Bahrain†	5.45%		9/16/2032	400	398,337

Costa Rica 0.27%
Costa Rica Government†	4.375%		4/30/2025	200	207,350

Ghana 0.26%
Republic of Ghana†	6.375%		2/11/2027	200	201,442

Oman 0.41%
Oman Government International Bond†	4.75%		6/15/2026	300	311,917

Sri Lanka 0.24%
Republic of Sri Lanka†	5.75%		1/18/2022	200	184,118

Turkey 0.26%
Turkiye Ihracat Kredi Bankasi AS†	5.75%		7/6/2026	200	200,000

United Arab Emirates 0.66%
Abu Dhabi Government International Bond†	1.625%		6/2/2028	300	299,337
Abu Dhabi Government International Bond†	3.125%		9/30/2049	200	204,570
Total					503,907
Total Foreign Government Obligations (cost $1,993,145)					2,007,071
Total Long-Term Investments (cost $72,973,960)					74,861,041

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 5.94%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $413,500 of U.S. Treasury Note at 0.50% due 10/31/2027; $4,396,700 of U.S. Treasury Note at 0.625% due 12/31/2027; value: $4,644,105; proceeds: $4,552,996 (cost $4,552,996)	$4,553	$4,552,996
Total Investments in Securities 103.62% (cost $77,526,956)		79,414,037
Other Assets and Liabilities – Net(e) (3.62%)		(2,777,887)
Net Assets 100.00%		$76,636,150

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $57,941,137, which represents 75.61% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2021.
(e)	Other Assets and Liabilities – Net net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at June 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	9/10/2021	215,000	$261,203	$255,297	$5,906

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS CORPORATE DEBT FUND June 30, 2021

Open Futures Contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2021	10	Short	$(1,320,921)	$(1,325,000)	$(4,079)
U.S. 10-Year Ultra Treasury Note	September 2021	30	Short	(4,351,382)	(4,416,094)	(64,712)
U.S. 2-Year Treasury Note	September 2021	41	Long	9,048,524	9,033,133	(15,391)
U.S. 5-Year Treasury Note	September 2021	17	Short	(2,094,556)	(2,098,305)	(3,749)
U.S. Long Bond	September 2021	3	Long	482,443	482,250	(193)
U.S. Ultra Treasury Bond	September 2021	2	Long	387,878	385,375	(2,503)
Total Unrealized Depreciation on Open Futures Contracts						$(90,627)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$40,058	$–	$–	$40,058
Convertible Bonds	–	416,004	–	416,004
Corporate Bonds	–	71,920,171	–	71,920,171
Floating Rate Loans	–	477,737	–	477,737
Foreign Government Obligations	–	2,007,071	–	2,007,071
Short-Term Investments
Repurchase Agreements	–	4,552,996	–	4,552,996
Total	$40,058	$79,373,979	$–	$79,414,037
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$5,906	$–	$5,906
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(90,627)	–	–	(90,627)
Total	$(90,627)	$5,906	$–	$(84,721)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.88%

ASSET-BACKED SECURITIES 5.52%

Automobiles 1.10%
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	$100	$102,911
Westlake Automobile Receivables Trust 2018-2A D†	4.00%		1/16/2024	34	34,444
Total					137,355

Credit Cards 0.83%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	100	104,329

Other 3.59%
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	49	52,322
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	80	84,579
OCP CLO Ltd. 2016-12A A1R†	1.31% (3 Mo. LIBOR + 1.12%	)#	10/18/2028	81	80,929
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	31	30,894
Venture CLO Ltd. 2018-33A A1LR†	1.244% (3 Mo. LIBOR + 1.06%	)#	7/15/2031	100	99,988
VERDE CLO Ltd. 2019-1A AR†	1.284% (3 Mo. LIBOR + 1.10%	)#	4/15/2032	100	100,005
Total					448,717
Total Asset-Backed Securities (cost $682,255)					690,401

CONVERTIBLE BONDS 0.27%

Technology
21Vianet Group, Inc. (China)†(a)	Zero Coupon		2/1/2026	24	20,748
iQIYI, Inc. (China)(a)	2.00%		4/1/2025	14	13,114
Total Convertible Bonds (cost $37,404)					33,862

CORPORATE BONDS 51.15%

Advertising 0.19%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	12	12,585
Outfront Media Capital LLC / Outfront Media Capital Corp.†	4.25%		1/15/2029	11	11,091
Total					23,676

Aerospace/Defense 0.66%
Boeing Co. (The)	4.875%		5/1/2025	48	53,807
TransDigm, Inc.†	4.625%		1/15/2029	15	15,050
Triumph Group, Inc.	7.75%		8/15/2025	13	13,390
Total					82,247

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Air Transportation 0.80%
American Airlines Group, Inc.†	3.75%		3/1/2025		$15	$13,840
Delta Air Lines, Inc.†	7.00%		5/1/2025		21	24,521
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025		10	10,751
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028		13	14,463
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026		13	13,973
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025		8	9,517
United Airlines, Inc.†	4.375%		4/15/2026		6	6,219
United Airlines, Inc.†	4.625%		4/15/2029		7	7,254
Total						100,538

Auto Parts: Original Equipment 0.10%
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027		11	12,006

Automotive 1.77%
Ford Motor Co.	9.625%		4/22/2030		19	27,290
General Motors Co.	6.125%		10/1/2025		11	13,029
General Motors Co.	6.75%		4/1/2046		30	43,342
Mclaren Finance plc(b)	5.00%		8/1/2022	GBP	100	137,687
Total						221,348

Banks: Regional 0.96%
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032		$15	15,442
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032		15	15,280
Kreditanstalt fuer Wiederaufbau (Denmark)(a)	0.375%		7/18/2025		78	77,019
Popular, Inc.	6.125%		9/14/2023		11	11,908
Total						119,649

Building Materials 1.16%
Griffon Corp.	5.75%		3/1/2028		11	11,722
Patrick Industries, Inc.†	7.50%		10/15/2027		11	11,935
PCF GmbH†(b)	4.75%		4/15/2026	EUR	100	121,271
Total						144,928

Business Services 2.69%
AA Bond Co. Ltd.(b)	2.75%		7/31/2043	GBP	100	140,601
Ahern Rentals, Inc.†	7.375%		5/15/2023		$13	11,783
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.†	4.75%		4/1/2028		30	30,785
IPD 3 BV†(b)	5.50%		12/1/2025	EUR	100	123,697

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026	$12	$12,525
Sabre GLBL, Inc.†	7.375%	9/1/2025	15	16,332
Total				335,723

Chemicals 0.54%
Ashland LLC	6.875%	5/15/2043	10	12,624
CF Industries, Inc.	5.15%	3/15/2034	11	13,353
Chemours Co. (The)	5.375%	5/15/2027	15	16,290
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.†	9.00%	7/1/2028	14	15,638
Tronox, Inc.†	4.625%	3/15/2029	9	9,101
Total				67,006

Coal 0.08%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	10	10,163

Computer Hardware 0.49%
Ahead DB Holdings LLC†	6.625%	5/1/2028	10	10,377
Austin BidCo, Inc.†	7.125%	12/15/2028	6	6,160
Dell International LLC / EMC Corp.	8.35%	7/15/2046	20	32,763
Presidio Holdings, Inc.†	4.875%	2/1/2027	11	11,338
Total				60,638

Computer Software 0.56%
Twilio, Inc.	3.625%	3/15/2029	8	8,170
Twilio, Inc.	3.875%	3/15/2031	9	9,248
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	12	12,528
VMware, Inc.	4.70%	5/15/2030	34	40,265
Total				70,211

Construction/Homebuilding 0.21%
Tri Pointe Homes, Inc.	5.25%	6/1/2027	8	8,709
Tri Pointe Homes, Inc.	5.70%	6/15/2028	6	6,623
Williams Scotsman International, Inc.†	4.625%	8/15/2028	11	11,382
Total				26,714

Drugs 0.36%
Bausch Health Cos, Inc.†	5.25%	1/30/2030	13	12,106
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	10	10,888
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	22	21,950
Total				44,944

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Power 3.10%
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028		$33	$37,181
Calpine Corp.†	5.125%	3/15/2028		11	11,208
FirstEnergy Corp.	4.40%	7/15/2027		18	19,595
IPALCO Enterprises, Inc.	4.25%	5/1/2030		25	28,150
Liberty Utilities Finance GP 1†	2.05%	9/15/2030		21	20,285
Origin Energy Finance Ltd. (Australia)†(a)	5.45%	10/14/2021		26	26,374
Pacific Gas and Electric Co.	4.55%	7/1/2030		38	40,679
Puget Energy, Inc.	4.10%	6/15/2030		40	44,841
Ren Finance BV(b)	0.50%	4/16/2029	EUR	100	118,693
Toronto Hydro Corp.(b)	3.54%	11/18/2021	CAD	50	40,807
Total					387,813

Electrical Equipment 0.09%
Skyworks Solutions, Inc.	3.00%	6/1/2031		$11	11,255

Energy Equipment & Services 0.06%
TerraForm Power Operating LLC†	4.75%	1/15/2030		7	7,183

Engineering & Contracting Services 0.18%
Brundage-Bone Concrete Pumping Holdings, Inc.†	6.00%	2/1/2026		7	7,387
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		14	14,538
Total					21,925

Entertainment 2.31%
Affinity Gaming†	6.875%	12/15/2027		12	12,778
Boyne USA, Inc.†	4.75%	5/15/2029		8	8,277
Buena Vista Gaming Authority†	13.00%	4/1/2023		15	16,221
Caesars Entertainment, Inc.†	8.125%	7/1/2027		14	15,588
CCM Merger, Inc.†	6.375%	5/1/2026		16	16,864
Cinemark USA, Inc.†	5.25%	7/15/2028		13	13,341
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		16	16,600
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		12	12,554
Penn National Gaming, Inc.†	5.625%	1/15/2027		11	11,440
Pinewood Finance Co. Ltd.(b)	3.25%	9/30/2025	GBP	100	140,879
Scientific Games International, Inc.†	7.25%	11/15/2029		$11	12,437
Twin River Worldwide Holdings, Inc.†	6.75%	6/1/2027		11	11,736
Total					288,715

Financial Services 1.47%
AG Issuer LLC†	6.25%	3/1/2028		14	14,802
Brightsphere Investment Group, Inc.	4.80%	7/27/2026		50	53,830

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial Services (continued)
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		$22	$21,999
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028		15	15,152
Navient Corp.	5.00%	3/15/2027		5	5,184
Navient Corp.	6.75%	6/25/2025		10	11,085
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		28	32,656
OneMain Finance Corp.	5.375%	11/15/2029		15	16,346
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%	3/1/2031		13	13,114
Total					184,168

Food 0.42%
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		12	12,459
Kraft Heinz Foods Co.	4.375%	6/1/2046		35	39,726
Total					52,185

Government 1.93%
Asian Development Bank(b)	2.45%	1/17/2024	AUD	75	59,153
European Bank for Reconstruction & Development (United Kingdom)(a)	1.625%	9/27/2024		$72	74,379
Inter-American Development Bank(b)	2.75%	10/30/2025	AUD	97	78,528
International Bank for Reconstruction & Development(b)	0.25%	1/29/2029	SEK	260	29,583
Total					241,643

Health Care Services 1.77%
Akumin, Inc.†	7.00%	11/1/2025		$15	15,617
Centene Corp.	3.375%	2/15/2030		15	15,700
Eurofins Scientific SE(b)	3.75%	7/17/2026	EUR	100	138,711
HCA, Inc.	5.50%	6/15/2047		$25	32,616
Radiology Partners, Inc.†	9.25%	2/1/2028		7	7,761
Surgery Center Holdings, Inc.†	10.00%	4/15/2027		10	11,010
Total					221,415

Household Equipment/Products 1.11%
Newell Brands, Inc.(b)	3.75%	10/1/2021	EUR	100	121,391
Newell Brands, Inc.	5.875%	4/1/2036		$14	17,318
Total					138,709

Insurance 1.10%
Assurant, Inc.	2.65%	1/15/2032		13	12,993
PartnerRe Ireland Finance DAC(b)	1.25%	9/15/2026	EUR	100	124,658
Total					137,651

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Leisure 0.45%
Carnival Corp.†	7.625%		3/1/2026			$7	$7,612
Carnival Corp.†	11.50%		4/1/2023			14	15,773
NCL Corp. Ltd.†	12.25%		5/15/2024			14	16,926
Royal Caribbean Cruises Ltd.†	9.125%		6/15/2023			15	16,482
Total							56,793

Lodging 0.40%
Boyd Gaming Corp.	4.75%		12/1/2027			11	11,399
Boyd Gaming Corp.†	4.75%		6/15/2031			10	10,388
MGM Resorts International	5.50%		4/15/2027			14	15,406
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027			12	12,923
Total							50,116

Manufacturing 0.60%
General Electric Co.	3.449% (3 Mo. LIBOR + 3.33%	)#	–	(c)		77	75,556

Media 2.49%
Block Communications, Inc.†	4.875%		3/1/2028			10	10,237
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045			14	19,313
Comcast Corp.(b)	1.50%		2/20/2029		GBP	100	138,987
DISH DBS Corp.	7.75%		7/1/2026			$9	10,204
RCS & RDS SA†(b)	3.25%		2/5/2028		EUR	100	119,211
Urban One, Inc.†	7.375%		2/1/2028			$12	12,975
Total							310,927

Metals & Minerals: Miscellaneous 1.44%
Century Aluminum Co.†	7.50%		4/1/2028			12	12,750
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.50%		9/15/2027			27	29,448
Freeport-McMoRan, Inc.	4.375%		8/1/2028			44	46,530
Glencore Funding LLC (Australia)†(a)	2.85%		4/27/2031			19	19,342
Glencore Funding LLC (Australia)†(a)	4.875%		3/12/2029			28	32,634
Hecla Mining Co.	7.25%		2/15/2028			7	7,656
Hudbay Minerals, Inc. (Canada)†(a)	6.125%		4/1/2029			18	19,192
Kaiser Aluminum Corp.†	4.625%		3/1/2028			12	12,413
Total							179,965

Oil 3.33%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%		2/15/2026			17	18,428
Apache Corp.	4.375%		10/15/2028			16	17,054
Centennial Resource Production LLC†	5.375%		1/15/2026			15	14,743

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Continental Resources, Inc.†	5.75%		1/15/2031	$17	$20,379
CrownRock LP/CrownRock Finance, Inc.†	5.00%		5/1/2029	12	12,619
Diamondback Energy, Inc.	3.50%		12/1/2029	30	32,143
Ecopetrol SA (Colombia)(a)	5.875%		5/28/2045	30	32,182
EQT Corp.†	3.625%		5/15/2031	6	6,270
EQT Corp.	5.00%		1/15/2029	15	16,745
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%		2/1/2031	4	4,245
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%		11/1/2028	12	12,783
Indigo Natural Resources LLC†	5.375%		2/1/2029	9	9,417
Laredo Petroleum, Inc.	9.50%		1/15/2025	19	20,044
Matador Resources Co.	5.875%		9/15/2026	13	13,408
MEG Energy Corp. (Canada)†(a)	7.125%		2/1/2027	23	24,565
Murphy Oil Corp.	5.875%		12/1/2027	12	12,542
Nabors Industries Ltd.†	7.25%		1/15/2026	14	13,748
Occidental Petroleum Corp.	6.125%		1/1/2031	11	12,956
Ovintiv, Inc.	6.50%		2/1/2038	10	13,335
PDC Energy, Inc.	5.75%		5/15/2026	12	12,551
Petrobras Global Finance BV (Brazil)(a)	5.60%		1/3/2031	13	14,576
Petroleos Mexicanos (Mexico)(a)	5.35%		2/12/2028	30	29,541
Petroleos Mexicanos (Mexico)(a)	6.75%		9/21/2047	28	24,815
Range Resources Corp.†	8.25%		1/15/2029	11	12,416
SM Energy Co.	5.625%		6/1/2025	5	4,956
SM Energy Co.	6.75%		9/15/2026	10	10,188
Total					416,649

Oil: Crude Producers 2.28%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	15	14,105
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027	28	32,588
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	1.75%		9/30/2027	200	202,358
NGPL PipeCo LLC†	3.25%		7/15/2031	24	24,760
Western Midstream Operating LP	4.35%		2/1/2025	11	11,637
Total					285,448

Oil: Integrated Domestic 0.20%
TechnipFMC plc (United Kingdom)†(a)	6.50%		2/1/2026	12	12,960
Transocean Proteus Ltd.†	6.25%		12/1/2024	12	11,698
Total					24,658

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Paper & Forest Products 0.05%
Suzano Austria GmbH (Brazil)(a)	3.75%	1/15/2031		$6	$6,300

Real Estate Investment Trusts 6.46%
ADLER Group SA(b)	2.25%	1/14/2029	EUR	100	115,386
American Campus Communities Operating Partnership LP	3.875%	1/30/2031		$42	46,677
American Homes 4 Rent LP(d)	2.375%	7/15/2031		15	14,777
Aroundtown SA(b)	1.45%	7/9/2028	EUR	100	123,890
Canary Wharf Group Investment Holdings plc†(b)	2.625%	4/23/2025	GBP	100	140,267
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023		$200	204,803
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		5	5,956
Goodman US Finance Three LLC(Australia)†(a)	3.70%	3/15/2028		34	36,888
Vivion Investments Sarl(b)	3.00%	8/8/2024	EUR	100	118,460
Total					807,104

Retail 2.15%
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%	4/1/2027		$15	15,395
Carvana Co.†	5.875%	10/1/2028		9	9,482
Gap, Inc. (The)†	8.875%	5/15/2027		10	11,597
Ken Garff Automotive LLC†	4.875%	9/15/2028		9	9,214
L Brands, Inc.†	6.625%	10/1/2030		24	27,810
LCM Investments Holdings II LLC†	4.875%	5/1/2029		13	13,341
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		12	12,921
Park River Holdings, Inc.†	5.625%	2/1/2029		12	11,693
Punch Finance PLC†(b)	6.125%	6/30/2026	GBP	100	140,325
Rite Aid Corp.†	8.00%	11/15/2026		$17	17,276
Total					269,054

Steel 0.40%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026		13	13,796
Cleveland-Cliffs, Inc.†	4.625%	3/1/2029		10	10,535
Cleveland-Cliffs, Inc.†	4.875%	3/1/2031		12	12,616
United States Steel Corp.	6.65%	6/1/2037		12	12,840
Total					49,787

Technology 3.35%
GrubHub Holdings, Inc.†	5.50%	7/1/2027		11	11,577
Netflix, Inc.(b)	3.875%	11/15/2029	EUR	100	143,031
Netflix, Inc.†	4.875%	6/15/2030		$10	11,922

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Technology (continued)
Netflix, Inc.	5.875%		2/15/2025			$15	$17,367
Prosus NV (China)†(a)	3.68%		1/21/2030			200	213,911
Uber Technologies, Inc.†	8.00%		11/1/2026			11	11,884
VeriSign, Inc.	2.70%		6/15/2031			9	9,154
Total							418,846

Telecommunications 2.23%
AT&T, Inc.(b)	2.875% (EUAMDB05 + 3.14%	)#	–	(c)	EUR	100	120,978
Avaya, Inc.†	6.125%		9/15/2028			$15	16,075
CommScope, Inc.†	7.125%		7/1/2028			11	11,936
Lorca Telecom Bondco SAU†(b)	4.00%		9/18/2027		EUR	100	120,958
Sprint Capital Corp.	6.875%		11/15/2028			$7	8,986
Total							278,933

Toys 0.10%
Mattel, Inc.	5.45%		11/1/2041			11	12,718

Transportation: Miscellaneous 1.03%
Hamburger Hochbahn AG(b)	0.125%		2/24/2031		EUR	100	117,525
Watco Cos LLC/Watco Finance Corp.†	6.50%		6/15/2027			$11	11,802
Total							129,327

Utilities 0.08%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026			9	9,551
Total Corporate Bonds (cost $6,133,159)							6,394,185

FLOATING RATE LOANS(e) 4.14%

Advertising 0.09%
Clear Channel Outdoor Holdings, Inc. Term Loan B	3.686% (3 Mo. LIBOR + 3.50%)		8/21/2026			11	11,156

Air Transportation 0.37%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		4/20/2028			23	24,355
United Airlines, Inc. 2021 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		4/21/2028			22	21,981
Total							46,336

Auto Parts: Original Equipment 0.20%
Autokiniton US Holdings, Inc. 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.50%)		4/6/2028			13	12,682

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment (continued)
Chassix Inc. 2017 1st Lien Term Loan	6.50% - 7.75% (Prime Rate + 4.50%) (3 Mo. LIBOR + 5.50%)	11/15/2023	$13	$12,781
Total				25,463

Business Services 0.64%
Employbridge LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.50%)	4/18/2025	18	17,976
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%)	7/3/2024	13	12,711
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%)	2/21/2025	19	18,718
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%)	3/13/2025	19	18,640
Sabre GLBL Inc. 2020 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)	12/17/2027	12	12,065
Total				80,110

Computer Hardware 0.10%
Verifone Systems, Inc. 2018 1st Lien Term Loan	4.147% (3 Mo. LIBOR + 4.00%)	8/20/2025	12	12,276

Computer Software 0.28%
Grab Holdings Inc Term Loan B	5.50% (6 Mo. LIBOR + 4.50%)	1/29/2026	18	18,777
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%)	6/2/2028	16	16,308
Total				35,085

Engineering & Contracting Services 0.10%
Dynasty Acquisition Co., Inc. 2020 CAD Term Loan B2	3.647% (3 Mo. LIBOR + 3.50%)	4/6/2026	4	4,310
Dynasty Acquisition Co., Inc. 2020 Term Loan B1	3.647% (3 Mo. LIBOR + 3.50%)	4/6/2026	8	8,018
Total				12,328

Financial Services 0.14%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.397% (3 Mo. LIBOR + 4.25%)	7/30/2025	19	17,988

Health Care Services 0.15%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.604% (1 Mo. LIBOR + 5.50%)	10/1/2025	18	18,226

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Household Furnishings 0.08%
AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan	–	(f)	6/16/2028	$1	$1,171
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	–	(f)	6/16/2028	9	9,368
Total					10,539

Leisure 0.26%
Travel Leaders Group, LLC 2018 Term Loan B	4.104% (1 Mo. LIBOR + 4.00%)		1/25/2024	13	12,855
United PF Holdings, LLC 2019 1st Lien Term Loan	4.147% (3 Mo. LIBOR + 4.00%)		12/30/2026	19	18,930
Total					31,785

Lodging 0.29%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	3.842% (1 Mo. LIBOR + 3.75%)		2/2/2026	13	12,475
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(a)	3.75% (1 Mo. LIBOR + 2.75%)		4/29/2024	13	12,139
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (3 Mo. LIBOR + 9.00%)		12/23/2025	1	812
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%)		12/23/2025	10	11,206
Total					36,632

Machinery: Industrial/Specialty 0.10%
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	7.25% (3 Mo. LIBOR + 6.50%)		5/21/2029	12	11,831	(g)

Media 0.10%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%)		12/1/2023	13	12,825

Miscellaneous 0.15%
Cvent, Inc. 1st Lien Term Loan	3.854% (1 Mo. LIBOR + 3.75%)		11/29/2024	19	18,310

Oil 0.15%
Brazos Delaware II, LLC Term Loan B	4.093% (1 Mo. LIBOR + 4.00%)		5/21/2025	19	18,969

Oil: Integrated Domestic 0.16%
BCP Raptor II, LLC 1st Lien Term Loan	4.854% (1 Mo. LIBOR + 4.75%)		11/3/2025	20	19,435

Real Estate 0.14%
Claros Mortgage Trust, Inc. Term Loan B	6.00% (1 Mo. LIBOR + 5.00%)		8/9/2026	18	17,907	(g)

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail 0.10%
Miller’s Ale House, Inc. 2018 Term Loan	4.832% - 7.00% (Prime Rate + 3.75%) (1 Mo. LIBOR + 4.75%)	5/30/2025		$13	$12,556

Technology 0.36%
Hoya Midco, LLC 2017 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%)	6/30/2024		13	12,686
Magnite Inc Term Loan	5.75% (3 Mo. LIBOR + 5.00%)	4/1/2028		19	19,200
PUG LLC USD Term Loan	3.604% (1 Mo. LIBOR + 3.50%)	2/12/2027		13	12,481
Total					44,367

Telecommunications 0.08%
Colorado Buyer Inc 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%)	5/1/2025		10	10,329

Transportation: Miscellaneous 0.10%
AIT Worldwide Logistics, Inc 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)	3/31/2028		13	12,816
Total Floating Rate Loans (cost $506,475)					517,269

FOREIGN GOVERNMENT OBLIGATIONS 20.99%

Australia 1.00%
Australia Government Bond(b)	1.00%	11/21/2031	AUD	70	49,845
Australia Government Bond(b)	3.00%	3/21/2047	AUD	19	16,335
Queensland Treasury Corp.†(b)	3.25%	7/21/2026	AUD	70	58,400
Total					124,580

Brazil 0.39%
Brazil Notas do Tesouro Nacional Serie F(b)	10.00%	1/1/2029	BRL	240	49,130

Canada 1.50%
City of Montreal(b)	4.25%	12/1/2032	CAD	55	53,138
Province of Alberta Canada(b)	2.05%	6/1/2030	CAD	100	81,317
Province of Saskatchewan(b)	4.75%	6/1/2040	CAD	49	53,186
Total					187,641

China 4.47%
China Development Bank(b)	3.07%	3/10/2030	CNY	650	97,243
China Development Bank(b)	3.09%	6/18/2030	CNY	1,300	194,561
China Development Bank(b)	3.42%	7/2/2024	CNY	900	140,899
China Development Bank(b)	3.68%	2/26/2026	CNY	600	94,429

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
China (continued)
China Government Bond(b)	3.86%	7/22/2049	CNY	200	$31,922
Total					559,054

Egypt 1.66%
Republic of Egypt†(a)	4.55%	11/20/2023		$200	207,822

France 0.54%
French Republic Government Bond OAT†(b)	0.75%	5/25/2052	EUR	60	68,019

Indonesia 1.11%
Indonesia Government International Bond†(a)	6.625%	2/17/2037		$100	138,286

Italy 3.63%
Cassa Depositi e Prestiti SpA(b)	1.50%	4/9/2025	EUR	100	124,810
Italy Buoni Poliennali Del Tesoro†(b)	1.50%	4/30/2045	EUR	50	57,625
Italy Buoni Poliennali Del Tesoro†(b)	1.85%	7/1/2025	EUR	121	154,246
Italy Buoni Poliennali Del Tesoro†(b)	2.45%	9/1/2033	EUR	85	117,209
Total					453,890

Japan 1.15%
Japan Government Thirty Year Bond(b)	0.60%	9/20/2050	JPY	4,500	39,666
Japan Government Twenty Year Bond(b)	1.40%	9/20/2034	JPY	10,000	104,165
Total					143,831

Portugal 0.28%
Portugal Obrigacoes do Tesouro OT†(b)	0.30%	10/17/2031	EUR	30	35,245

Senegal 0.99%
Senegal Government International Bond(b)	4.75%	3/13/2028	EUR	100	123,967

South Africa 0.19%
Republic of South Africa Government Bond(b)	8.75%	2/28/2048	ZAR	396	23,506

Spain 1.49%
Spain Government Bond†(b)	1.25%	10/31/2030	EUR	100	128,415
Spain Government Bond†(b)	2.70%	10/31/2048	EUR	5	7,785
Spain Government Bond†(b)	4.20%	1/31/2037	EUR	28	49,605
Total					185,805

Turkey 0.48%
Republic of Turkey(a)	7.375%	2/5/2025		$55	59,597

Ukraine 0.88%
Ukraine Government International Bond†(a)	7.75%	9/1/2024		100	109,354

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
United Kingdom 1.23%
United Kingdom Gilt(b)	1.50%		7/22/2047	GBP	105	$153,711
Total Foreign Government Obligations (cost $2,554,694)						2,623,438

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.97%

Federal National Mortgage Assoc.
(cost $ 115,207)	3.50%		9/1/2047		$112	120,835

MUNICIPAL BONDS 0.93%

Miscellaneous
Metropolitan Transportation Authority	6.668%		11/15/2039		20	29,202
New York City Transitional Finance Authority Futur	1.95%		8/1/2034		30	28,813
Regional Transportation District Sales Tax Revenue 2.337%			11/1/2036		25	24,935
State of California Department of Water Resources 1.789%			12/1/2035		35	33,554
Total Municipal Bonds (cost $116,987)						116,504

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.01%
BBCMS Mortgage Trust 2019-BWAY A†	1.029% (1 Mo. LIBOR + .96%	)#	11/15/2034		11	10,982
BBCMS Mortgage Trust 2019-BWAY B†	1.383% (1 Mo. LIBOR + 1.31%	)#	11/15/2034		10	9,947
BX Trust 2019-OC11 A†	3.202%		12/9/2041		21	22,681
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049		45	34,279
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(h)	4/15/2049		30	23,117
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.464%	#(h)	7/10/2050		25	26,590
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.464%	#(h)	7/10/2050		35	30,616
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.533%	#(h)	11/15/2049		45	34,474
Great Wolf Trust 2019-WOLF A†	1.107% (1 Mo. LIBOR + 1.03%	)#	12/15/2036		33	33,061
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.073% (1 Mo. LIBOR + 1.00%	)#	6/15/2032		19	18,955
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.373% (1 Mo. LIBOR + 1.30%	)#	6/15/2032		17	16,842
New Residential Mortgage Loan Trust
2020-NQM1 A1†	2.464%	#(h)	1/26/2060		56	56,912
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	2/25/2024		59	60,271
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060		48	49,058

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust 2020-5 A1†	1.218%	5/25/2065	$73	$73,318
Total Non-Agency Commercial Mortgage-Backed Securities (cost $500,762)				501,103

U.S. TREASURY OBLIGATIONS 6.90%
U.S. Treasury Bond	1.125%	5/15/2040	215	185,673
U.S. Treasury Bond	1.625%	11/15/2050	314	282,109
U.S. Treasury Notes	0.75%	3/31/2026	150	149,349
U.S. Treasury Notes	1.75%	1/31/2023	240	245,930
Total U.S. Treasury Obligations (cost $864,835)				863,061
Total Long-Term Investments (cost $11,511,778)				11,860,658

SHORT-TERM INVESTMENTS 4.36%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 6/30/2021, 0.00% due 7/1/2021 with Fixed Income Clearing Corp. collateralized by $449,500 of U.S. Treasury Note at 0.375% due 7/15/2025; value: $555,929; proceeds: $544,926 (cost $544,926)			545	544,926
Total Investments in Securities 99.24% (cost $12,056,704)				12,405,584
Other Assets and Liabilities – Net(i) 0.76%				94,966
Net Assets 100.00%				$12,500,550

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
CNY	Chinese yuan renminbi.
EUR	Euro.
GBP	British pound.
JPY	Japanese yen.
SEK	Swedish Krona.
ZAR	South African rand.
EUAMDB05 5-year EUR Mid-Market Swap Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2021, the total value of Rule 144A securities was $4,945,365, which represents 39.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2021.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2021.
(f)	Interest rate to be determined.
(g)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at June 30, 2021(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.36(4)(5)	Bank of America	5.00%	06/20/2026	$329,000	$362,687	$(26,616)	$(7,071)
Markit CDX. NA.IG.36(4)(6)	Bank of America	1.00%	06/20/2026	220,000	225,606	(4,493)	(1,113)
						$(31,109)	$(8,184)

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at June 30, 2021(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.EM.35(4)(7)	Bank of America	1.00%	06/20/2026	$360,000	$350,568	$(11,948)	$2,516

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $2,516. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $8,184.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of High Yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of Emerging Markets sovereign issuers.

Open Forward Foreign Currency Exchange Contracts at June 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	J.P. Morgan	7/20/2021	157,000	$124,699	$126,653	$1,954
Chinese yuan renminbi	Buy	Goldman Sachs	7/21/2021	1,572,000	239,844	242,818	2,974
Chinese yuan renminbi	Buy	Toronto Dominion Bank	7/21/2021	81,000	12,511	12,512	1
Colombian peso	Buy	Goldman Sachs	8/6/2021	43,275,000	11,219	11,512	293
Euro	Buy	Toronto Dominion Bank	9/10/2021	12,000	14,241	14,249	8
Indian rupee	Buy	J.P. Morgan	8/5/2021	4,675,000	62,216	62,621	405
Mexican peso	Buy	State Street Bank and Trust	9/20/2021	611,000	30,155	30,347	192
Russian ruble	Buy	State Street Bank and Trust	8/24/2021	1,475,000	19,823	20,006	183
Australian dollar	Sell	State Street Bank and Trust	9/1/2021	187,000	144,802	140,278	4,524
British pound	Sell	Barclays Bank plc	9/8/2021	285,000	403,562	394,300	9,262
Indian rupee	Sell	State Street Bank and Trust	8/5/2021	4,675,000	63,746	62,621	1,125
Japanese yen	Sell	J.P. Morgan	8/6/2021	1,813,000	16,326	16,324	2
South African rand	Sell	Morgan Stanley	9/28/2021	536,000	37,272	37,121	151
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$21,074

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

GLOBAL BOND FUND June 30, 2021

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Morgan Stanley	7/30/2021	67,000	$52,070	$50,254	$(1,816)
Brazilian real	Buy	Goldman Sachs	9/21/2021	187,000	37,489	37,228	(261)
Canadian dollar	Buy	Morgan Stanley	7/20/2021	91,000	73,854	73,410	(444)
Euro	Buy	Morgan Stanley	9/10/2021	99,000	118,320	117,556	(764)
Euro	Buy	State Street Bank and Trust	9/10/2021	120,000	145,788	142,491	(3,297)
Euro	Buy	State Street Bank and Trust	9/10/2021	12,000	14,306	14,249	(57)
Japanese yen	Buy	Morgan Stanley	8/6/2021	156,632,000	1,439,803	1,410,298	(29,505)
Japanese yen	Buy	State Street Bank and Trust	8/6/2021	1,107,000	10,074	9,967	(107)
Malaysian ringgit	Buy	Goldman Sachs	9/9/2021	245,000	59,367	58,881	(486)
New Zealand dollar	Buy	Bank of America	7/30/2021	26,000	18,827	18,173	(654)
Norwegian krone	Buy	State Street Bank and Trust	9/13/2021	103,000	12,437	11,966	(471)
South Korean won	Buy	State Street Bank and Trust	8/13/2021	150,000,000	134,047	132,722	(1,325)
Swedish krona	Buy	State Street Bank and Trust	7/21/2021	163,000	19,353	19,050	(303)
Swiss franc	Buy	Morgan Stanley	7/30/2021	54,000	59,302	58,406	(896)
Thai baht	Buy	Toronto Dominion Bank	8/17/2021	1,946,000	62,030	60,709	(1,321)
Brazilian real	Sell	State Street Bank and Trust	9/21/2021	270,000	53,160	53,753	(593)
Canadian dollar	Sell	Toronto Dominion Bank	7/20/2021	111,000	88,936	89,544	(608)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(42,908)

Open Futures Contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2021	3	Short	$(371,557)	$(370,289)	$1,268

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2021	2	Short	$(290,092)	$(294,406)	$(4,314)

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GLOBAL BOND FUND June 30, 2021

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$690,401	$–	$690,401
Convertible Bonds	–	33,862	–	33,862
Corporate Bonds	–	6,394,185	–	6,394,185
Floating Rate Loans Machinery: Industrial/Specialty	–	–	11,831	11,831
Real Estate	–	–	17,907	17,907
Remaining Industries	–	487,531	–	487,531
Foreign Government Obligations	–	2,623,438	–	2,623,438
Government Sponsored Enterprises Pass-Throughs	–	120,835	–	120,835
Municipal Bonds	–	116,504	–	116,504
Non-Agency Commercial Mortgage-Backed Securities	–	501,103	–	501,103
U.S. Treasury Obligations	–	863,061	–	863,061
Short-Term Investments
Repurchase Agreements	–	544,926	–	544,926
Total	$–	$12,375,846	$29,738	$12,405,584
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$2,516	$–	$2,516
Liabilities	–	(8,184)	–	(8,184)
Forward Foreign Currency Exchange Contracts
Assets	–	21,074	–	21,074
Liabilities	–	(42,908)	–	(42,908)
Futures Contracts
Assets	1,268	–	–	1,268
Liabilities	(4,314)	–	–	(4,314)
Total	$(3,046)	$(27,502)	$–	$(30,548)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	53

Statements of Assets and Liabilities (unaudited)

June 30, 2021

	Emerging	Emerging Markets
	Markets Bond	Corporate Debt
	Fund	Fund
ASSETS:
Investments in securities, at cost	$216,404,026	$77,526,956
Investments in securities, at fair value	$220,773,456	$79,414,037
Cash	590,061	213,056
Deposits with brokers for futures collateral	270,496	77,914
Foreign cash, at value (cost $1,37 and $0, respectively)	1,009	–
Receivables:
Interest and dividends	2,625,599	899,953
Investment securities sold	3,065,287	953
Capital shares sold	856,051	391,640
From advisor (See Note 3)	259	22,792
Variation margin for futures contracts	15,085	–
Unrealized appreciation on forward foreign currency exchange contracts	64,776	5,906
Prepaid expenses and other assets	59,885	60,761
Total assets	228,321,964	81,087,012
LIABILITIES:
Payables:
Investment securities purchased	7,157,506	3,973,401
Management fee	90,123	43,652
Capital shares reacquired	30,722	106,920
Directors’ fees	51,292	4,845
12b-1 distribution plan	10,152	9,032
Variation margin for futures contracts	–	11,378
Fund administration	7,210	2,494
Distributions payable	790,552	243,389
Accrued expenses	137,621	55,751
Total liabilities	8,275,178	4,450,862
Commitments and contingent liabilities
NET ASSETS	$220,046,786	$76,636,150
COMPOSITION OF NET ASSETS:
Paid-in capital	$327,178,670	$77,776,658
Total distributable earnings (loss)	(107,131,884)	(1,140,508)
Net Assets	$220,046,786	$76,636,150

54	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2021

	Emerging	Emerging Markets
	Markets Bond	Corporate Debt
	Fund	Fund

Net assets by class:
Class A Shares	$12,785,805	$10,410,714
Class C Shares	$924,560	$1,899,471
Class F Shares	$3,160,475	$60,380,230
Class F3 Shares	$1,456,225	$11,744
Class I Shares	$200,926,268	$3,602,060
Class R3 Shares	$207,944	$151,886
Class R4 Shares	$61,139	$20,147
Class R5 Shares	$11,860	$23,736
Class R6 Shares	$512,510	$136,162
Outstanding shares by class:
Class A Shares (534 and 513 million shares of common stock authorized, $.001 par value)	2,483,655	671,501
Class C Shares (100 and 85 million shares of common stock authorized, $.001 par value)	178,501	122,502
Class F Shares (200.3 and 114 million shares of common stock authorized, $.001 par value)	613,693	3,893,341
Class F3 Shares (66.8 and 57 million shares of common stock authorized, $.001 par value)	283,350	757.70
Class I Shares (300.4 and 228 million shares of common stock authorized, $.001 par value)	39,091,586	232,563
Class R3 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	40,458	9,798
Class R4 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	11,891	1,300
Class R5 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	2,308	1,531
Class R6 Shares (26.7 and 28.6 million shares of common stock authorized, $.001 par value)	99,674	8,781
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$5.15	$15.50
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$5.27	$15.86
Class C Shares-Net asset value	$5.18	$15.51
Class F Shares-Net asset value	$5.15	$15.51
Class F3 Shares-Net asset value	$5.14	$15.50
Class I Shares-Net asset value	$5.14	$15.49
Class R3 Shares-Net asset value	$5.14	$15.50
Class R4 Shares-Net asset value	$5.14	$15.50
Class R5 Shares-Net asset value	$5.14	$15.50
Class R6 Shares-Net asset value	$5.14	$15.51

See Notes to Financial Statements.	55

Statements of Assets and Liabilities (unaudited)(continued)

June 30, 2021

Global Bond Fund

ASSETS:
Investments in securities, at cost	$12,056,704
Investments in securities, at fair value	$12,405,584
Deposits with brokers for futures collateral	7,279
Deposits with brokers for swaps collateral	52,735
Receivables:
Interest and dividends	114,055
Investment securities sold	20,606
Capital shares sold	2,779
From advisor (See Note 3)	10,785
Unrealized appreciation on forward foreign currency exchange contracts	21,074
Prepaid expenses	35,347
Total assets	12,670,244
LIABILITIES:
Payables:
Investment securities purchased	25,224
Management fee	4,448
Capital shares reacquired	531
Directors’ fees	730
12b-1 distribution plan	1,153
Variation margin for futures contracts	1,144
Fund administration	414
Variation margin for centrally cleared credit default swap agreements	2,393
Unrealized depreciation on forward foreign currency exchange contracts	42,908
Foreign currency overdraft	8,639
Distributions payable	28,132
Accrued expenses	53,978
Total liabilities	169,694
Commitments and contingent liabilities
NET ASSETS	$12,500,550
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,012,492
Total distributable earnings (loss)	488,058
Net Assets	$12,500,550

56	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

June 30, 2021

Global Bond Fund
Net assets by class:
Class A Shares	$3,084,182
Class C Shares	$317,669
Class F Shares	$2,367,890
Class F3 Shares	$1,662,257
Class I Shares	$2,211,664
Class R3 Shares	$274,048
Class R4 Shares	$295,285
Class R5 Shares	$276,467
Class R6 Shares	$2,011,088
Outstanding shares by class:
Class A Shares (770 million shares of common stock authorized, $.001 par value)	297,982
Class C Shares (100 million shares of common stock authorized, $.001 par value)	30,693
Class F Shares (192.5 million shares of common stock authorized, $.001 par value)	228,768
Class F3 Shares (192.5 million shares of common stock authorized, $.001 par value)	160,608
Class I Shares (385 million shares of common stock authorized, $.001 par value)	213,693
Class R3 Shares (28.9 million shares of common stock authorized, $.001 par value)	26,478
Class R4 Shares (28.9 million shares of common stock authorized, $.001 par value)	28,529
Class R5 Shares (28.9 million shares of common stock authorized, $.001 par value)	26,712
Class R6 Shares (178.4 million shares of common stock authorized, $.001 par value)	194,315
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.35
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.59
Class C Shares-Net asset value	$10.35
Class F Shares-Net asset value	$10.35
Class F3 Shares-Net asset value	$10.35
Class I Shares-Net asset value	$10.35
Class R3 Shares-Net asset value	$10.35
Class R4 Shares-Net asset value	$10.35
Class R5 Shares-Net asset value	$10.35
Class R6 Shares-Net asset value	$10.35

See Notes to Financial Statements.	57

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2021

	Emerging	Emerging Markets
	Markets Bond	Corporate Debt
	Fund	Fund
Investment income:
Interest and other (net of foreign withholding taxes of $2,877 and $359, respectively)	$5,832,410	$1,650,550
Total investment income	5,832,410	1,650,550
Expenses:
Management fee	615,295	246,240
12b-1 distribution plan-Class A	13,002	9,898
12b-1 distribution plan-Class C	4,076	7,227
12b-1 distribution plan-Class F	1,509	27,480
12b-1 distribution plan-Class R3	491	376
12b-1 distribution plan-Class R4	79	25
Registration	55,441	53,824
Professional	40,083	18,322
Shareholder servicing	20,171	54,319
Fund administration	49,224	14,071
Custody	6,455	5,038
Reports to shareholders	6,540	3,876
Directors’ fees	4,893	1,282
Other	19,563	10,829
Gross expenses	836,822	452,807
Expense reductions (See Note 9)	(11)	(36)
Fees waived and expenses reimbursed (See Note 3)	(7,964)	(108,884)
Net expenses	828,847	343,887
Net investment income	5,003,563	1,306,663
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	2,480,271	951,593
Net realized gain (loss) on futures contracts	(658,122)	250,605
Net realized gain (loss) on forward foreign currency exchange contracts	22,684	1,830
Net realized gain (loss) on swap contracts	225,851	(24,569)
Net realized gain (loss) on foreign currency related transactions	(11,010)	(3,829)
Net change in unrealized appreciation/depreciation on investments	(11,904,766)	(2,123,794)
Net change in unrealized appreciation/depreciation on futures contracts	328,966	(110,768)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	96,608	8,293
Net change in unrealized appreciation/depreciation on swap contracts	(738,014)	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(7,575)	(95)
Net realized and unrealized gain (loss)	(10,165,107)	(1,050,734)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(5,161,544)	$255,929

58	See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended June 30, 2021

Global Bond Fund
Investment income:
Interest and other	$189,241
Total investment income	189,241
Expenses:
Management fee	26,403
12b-1 distribution plan-Class A	2,899
12b-1 distribution plan-Class C	1,256
12b-1 distribution plan-Class F	1,202
12b-1 distribution plan-Class R3	684
12b-1 distribution plan-Class R4	368
Registration	52,551
Professional	28,844
Shareholder servicing	1,389
Fund administration	2,456
Custody	12,077
Reports to shareholders	1,706
Directors’ fees	245
Other	6,462
Gross expenses	138,542
Expense reductions (See Note 9)	(4)
Fees waived and expenses reimbursed (See Note 3)	(98,377)
Net expenses	40,161
Net investment income	149,080
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	223,191
Net realized gain (loss) on futures contracts	(33,286)
Net realized gain (loss) on forward foreign currency exchange contracts	(79,971)
Net realized gain (loss) on swap contracts	30,446
Net realized gain (loss) on foreign currency related transactions	8,742
Net change in unrealized appreciation/depreciation on investments	(345,945)
Net change in unrealized appreciation/depreciation on futures contracts	(498)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(51,614)
Net change in unrealized appreciation/depreciation on swap contracts	(46,120)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(2,835)
Net realized and unrealized gain (loss)	(297,890)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(148,810)

See Notes to Financial Statements.	59

Statements of Changes in Net Assets

	Emerging Markets Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$5,003,563	$9,290,222
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	2,059,674	(2,033,553)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(12,224,781)	5,722,999
Net increase (decrease) in net assets resulting from operations	(5,161,544)	12,979,668
Distributions to shareholders:
Class A	(272,582)	(564,946)
Class C	(17,036)	(45,170)
Class F	(65,885)	(155,226)
Class F3	(17,955)	(29,860)
Class I	(4,988,625)	(8,998,307)
Class R2	–	(234)
Class R3	(3,830)	(7,780)
Class R4	(1,313)	(4,334)
Class R5	(260)	(541)
Class R6	(9,628)	(16,510)
Total distributions to shareholders	(5,377,114)	(9,822,908)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	5,554,508	141,816,286
Reinvestment of distributions	5,347,856	9,781,353
Cost of shares reacquired	(81,863,806)	(34,805,343)
Net increase (decrease) in net assets resulting from capital share transactions	(70,961,442)	116,792,296
Net increase (decrease) in net assets	(81,500,100)	119,949,056
NET ASSETS:
Beginning of period	$301,546,886	$181,597,830
End of period	$220,046,786	$301,546,886

60	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Corporate Debt Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$1,306,663	$2,292,044
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	1,175,630	(1,781,688)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(2,226,364)	1,671,847
Net increase in net assets resulting from operations	255,929	2,182,203
Distributions to shareholders:
Class A	(194,017)	(397,859)
Class C	(29,006)	(67,778)
Class F	(1,104,417)	(1,859,262)
Class F3	(251)	(503)
Class I	(66,584)	(151,509)
Class R2	–	(2,281)
Class R3	(2,730)	(5,699)
Class R4	(384)	(708)
Class R5	(3,894)	(10,566)
Class R6	(2,881)	(5,553)
Total distributions to shareholders	(1,404,164)	(2,501,718)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	21,191,256	35,077,010
Reinvestment of distributions	1,402,391	2,476,527
Cost of shares reacquired	(9,726,549)	(35,269,351)
Net increase in net assets resulting from capital share transactions	12,867,098	2,284,186
Net increase in net assets	11,718,863	1,964,671
NET ASSETS:
Beginning of period	$64,917,287	$62,952,616
End of period	$76,636,150	$64,917,287

See Notes to Financial Statements.	61

Statements of Changes in Net Assets (concluded)

	Global Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
Operations:
Net investment income	$149,080	$303,885
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	149,122	224,604
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(447,012)	502,116
Net increase (decrease) in net assets resulting from operations	(148,810)	1,030,605
Distributions to shareholders:
Class A	(39,391)	(67,221)
Class C	(3,262)	(6,729)
Class F	(35,114)	(103,924)
Class F3	(24,534)	(53,110)
Class I	(32,239)	(69,125)
Class R3	(3,309)	(7,246)
Class R4	(3,933)	(8,466)
Class R5	(4,028)	(8,639)
Class R6	(28,912)	(59,827)
Total distributions to shareholders	(174,722)	(384,287)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	641,797	4,706,886
Reinvestment of distributions	10,341	156,530
Cost of shares reacquired	(73,305)	(4,158,965)
Net increase in net assets resulting from capital share transactions	578,833	704,451
Net increase in net assets	255,301	1,350,769
NET ASSETS:
Beginning of period	$12,245,249	$10,894,480
End of period	$12,500,550	$12,245,249

62	See Notes to Financial Statements.

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Financial Highlights

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- bution
Class A
6/30/2021(c)	$5.31	$0.10	$(0.15)	$(0.05)	$(0.11)	$–	$(0.11)
12/31/2020	5.29	0.21	0.03	0.24	(0.22)	–	(0.22)
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	–	(0.26)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
Class C
6/30/2021(c)	5.34	0.08	(0.15)	(0.07)	(0.09)	–	(0.09)
12/31/2020	5.33	0.19	0.01	0.20	(0.19)	–	(0.19)
12/31/2019	4.83	0.22	0.51	0.73	(0.23)	–	(0.23)
12/31/2018	5.45	0.15	(0.53)	(0.38)	(0.20)	(0.04)	(0.24)
12/31/2017	5.14	0.07	0.44	0.51	(0.20)	–	(0.20)
12/31/2016	5.13	0.05	0.21	0.26	(0.25)	–	(0.25)
Class F
6/30/2021(c)	5.31	0.10	(0.15)	(0.05)	(0.11)	–	(0.11)
12/31/2020	5.29	0.22	0.03	0.25	(0.23)	–	(0.23)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.42	0.17	(0.51)	(0.34)	(0.24)	(0.04)	(0.28)
12/31/2017	5.11	0.10	0.45	0.55	(0.24)	–	(0.24)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
Class F3
6/30/2021(c)	5.30	0.10	(0.15)	(0.05)	(0.11)	–	(0.11)
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	–	(0.24)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
4/4/2017 to 12/31/2017(f)	5.31	0.08	0.21	0.29	(0.19)	–	(0.19)
Class I
6/30/2021(c)	5.30	0.10	(0.15)	(0.05)	(0.11)	–	(0.11)
12/31/2020	5.28	0.22	0.03	0.25	(0.23)	–	(0.23)
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.53)	(0.33)	(0.23)	(0.05)	(0.28)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
Class R3
6/30/2021(c)	5.30	0.09	(0.15)	(0.06)	(0.10)	–	(0.10)
12/31/2020	5.28	0.20	0.03	0.23	(0.21)	–	(0.21)
12/31/2019	4.80	0.24	0.49	0.73	(0.25)	–	(0.25)
12/31/2018	5.41	0.17	(0.52)	(0.35)	(0.22)	(0.04)	(0.26)
12/31/2017	5.10	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.09	0.06	0.21	0.27	(0.26)	–	(0.26)

64	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$5.15	(0.97	)(d)	0.86	(e)	0.87	(e)	3.90	(e)	$12,786	34	(d)
5.31	4.99		0.90		0.91		4.22		13,811	49
5.29	15.91		0.96		0.96		4.89		13,433	47
4.80	(6.55)		0.98		0.98		3.41		9,636	135
5.42	10.73		0.94		0.94		1.84		17,746	35
5.11	5.68		0.99		0.99		1.51		18,357	90

5.18	(1.27	)(d)	1.51	(e)	1.52	(e)	3.25	(e)	925	34	(d)
5.34	4.13		1.54		1.55		3.68		1,074	49
5.33	15.34		1.58		1.58		4.32		1,441	47
4.83	(7.06)		1.59		1.59		2.84		1,769	135
5.45	10.03		1.55		1.55		1.22		3,158	35
5.14	5.03		1.60		1.60		0.91		4,025	90

5.15	(0.89	)(d)	0.66	(e)	0.77	(e)	4.07	(e)	3,160	34	(d)
5.31	5.17		0.70		0.81		4.37		2,802	49
5.29	16.08		0.76		0.86		5.02		5,064	47
4.80	(6.44)		0.84		0.87		3.36		3,821	135
5.42	10.83		0.84		0.84		1.94		7,311	35
5.11	5.79		0.89		0.89		1.61		7,366	90

5.14	(0.88	)(d)	0.64	(e)	0.65	(e)	4.03	(e)	1,456	34	(d)
5.30	5.01		0.70		0.71		4.45		694	49
5.29	16.15		0.75		0.75		5.08		710	47
4.80	(6.19)		0.76		0.76		3.84		429	135
5.41	5.45	(d)	0.75	(e)	0.75	(e)	2.06	(e)	457	35

5.14	(0.87	)(d)	0.66	(e)	0.67	(e)	4.09	(e)	200,926	34	(d)
5.30	5.19		0.70		0.71		4.36		282,521	49
5.28	15.92		0.76		0.76		5.13		160,122	47
4.80	(6.19)		0.78		0.78		3.81		164,990	135
5.41	10.96		0.74		0.74		2.03		189,184	35
5.10	5.90		0.79		0.79		1.71		356,968	90

5.14	(1.12	)(d)	1.16	(e)	1.17	(e)	3.61	(e)	208	34	(d)
5.30	4.68		1.21		1.22		3.92		198	49
5.28	15.59		1.26		1.26		4.63		194	47
4.80	(6.85)		1.28		1.28		3.39		255	135
5.41	10.42		1.23		1.23		1.55		264	35
5.10	5.38		1.28		1.28		1.22		296	90

See Notes to Financial Statements.	65

Financial Highlights (continued)

EMERGING MARKETS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- bution
Class R4
6/30/2021(c)	$5.30	$0.10	$(0.15)	$(0.05)	$(0.11)	$ –	$(0.11)
12/31/2020	5.29	0.22	0.01	0.23	(0.22)	–	(0.22)
12/31/2019	4.80	0.25	0.50	0.75	(0.26)	–	(0.26)
12/31/2018	5.42	0.18	(0.53)	(0.35)	(0.22)	(0.05)	(0.27)
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
Class R5
6/30/2021(c)	5.30	0.11	(0.16)	(0.05)	(0.11)	–	(0.11)
12/31/2020	5.28	0.22	0.04	0.26	(0.24)	–	(0.24)
12/31/2019	4.80	0.26	0.49	0.75	(0.27)	–	(0.27)
12/31/2018	5.41	0.20	(0.52)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
Class R6
6/30/2021(c)	5.30	0.10	(0.15)	(0.05)	(0.11)	–	(0.11)
12/31/2020	5.29	0.22	0.03	0.25	(0.24)	–	(0.24)
12/31/2019	4.80	0.26	0.50	0.76	(0.27)	–	(0.27)
12/31/2018	5.41	0.19	(0.51)	(0.32)	(0.24)	(0.05)	(0.29)
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.10	0.20	0.30	(0.29)	–	(0.29)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

66	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$5.14	(1.00	)(d)	0.91	(e)	0.92	(e)	3.84	(e)	$61	34	(d)
5.30	4.74		0.96		0.97		4.32		71	49
5.29	15.85		1.02		1.02		4.81		138	47
4.80	(6.60)		1.03		1.03		3.53		55	135
5.42	10.67		0.99		0.99		1.83		27	35
5.11	5.67		1.01		1.01		1.50		10	90

5.14	(0.86	)(d)	0.61	(e)	0.61	(e)	4.14	(e)	12	34	(d)
5.30	5.22		0.68		0.69		4.47		12	49
5.28	15.92		0.74		0.74		5.14		12	47
4.80	(6.17)		0.76		0.76		4.03		18	135
5.41	10.97		0.73		0.73		2.06		11	35
5.10	5.94		0.75		0.75		1.76		10	90

5.14	(0.87	)(d)	0.65	(e)	0.66	(e)	4.11	(e)	513	34	(d)
5.30	5.01		0.70		0.71		4.46		363	49
5.29	16.15		0.75		0.75		5.11		430	47
4.80	(6.17)		0.76		0.76		3.74		317	135
5.41	10.99		0.74		0.74		2.11		524	35
5.10	6.04		0.66		0.66		1.85		10	90

See Notes to Financial Statements.	67

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
6/30/2021(c)	$15.78	$0.28	$(0.26)	$ 0.02	$(0.30)	$ –	$(0.30)
12/31/2020	15.54	0.56	0.29 (f)	0.85	(0.61)	–	(0.61)
12/31/2019	14.31	0.64	1.27	1.91	(0.68)	–	(0.68)
12/31/2018	15.54	0.61	(1.16)	(0.55)	(0.65)	(0.03)	(0.68)
12/31/2017	15.08	0.59	0.67	1.26	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.61	0.68	1.29	(0.66)	–	(0.66)
Class C
6/30/2021(c)	15.78	0.23	(0.25)	(0.02)	(0.25)	–	(0.25)
12/31/2020	15.54	0.46	0.29 (f)	0.75	(0.51)	–	(0.51)
12/31/2019	14.31	0.55	1.26	1.81	(0.58)	–	(0.58)
12/31/2018	15.55	0.52	(1.18)	(0.66)	(0.55)	(0.03)	(0.58)
12/31/2017	15.07	0.48	0.69	1.17	(0.53)	(0.16)	(0.69)
12/31/2016	14.45	0.50	0.68	1.18	(0.56)	–	(0.56)
Class F
6/30/2021(c)	15.79	0.29	(0.26)	0.03	(0.31)	–	(0.31)
12/31/2020	15.54	0.57	0.30 (f)	0.87	(0.62)	–	(0.62)
12/31/2019	14.31	0.65	1.27	1.92	(0.69)	–	(0.69)
12/31/2018	15.55	0.63	(1.18)	(0.55)	(0.66)	(0.03)	(0.69)
12/31/2017	15.08	0.61	0.68	1.29	(0.66)	(0.16)	(0.82)
12/31/2016	14.45	0.62	0.68	1.30	(0.67)	–	(0.67)
Class F3
6/30/2021(c)	15.78	0.31	(0.26)	0.05	(0.33)	–	(0.33)
12/31/2020	15.54	0.61	0.30 (f)	0.91	(0.67)	–	(0.67)
12/31/2019	14.31	0.70	1.26	1.96	(0.73)	–	(0.73)
12/31/2018	15.55	0.67	(1.18)	(0.51)	(0.70)	(0.03)	(0.73)
4/4/2017 to 12/31/2017(g)	15.43	0.48	0.32	0.80	(0.52)	(0.16)	(0.68)
Class I
6/30/2021(c)	15.77	0.30	(0.26)	0.04	(0.32)	–	(0.32)
12/31/2020	15.53	0.58	0.30 (f)	0.88	(0.64)	–	(0.64)
12/31/2019	14.31	0.68	1.24	1.92	(0.70)	–	(0.70)
12/31/2018	15.55	0.64	(1.17)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.08	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.68	1.32	(0.69)	–	(0.69)
Class R3
6/30/2021(c)	15.78	0.26	(0.26)	–	(0.28)	–	(0.28)
12/31/2020	15.54	0.51	0.30 (f)	0.81	(0.57)	–	(0.57)
12/31/2019	14.31	0.60	1.26	1.86	(0.63)	–	(0.63)
12/31/2018	15.54	0.64	(1.16)	(0.52)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)

68	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.50	0.16	(d)	1.05	(e)	1.36	(e)	3.64	(e)	$10,411	52	(d)
15.78	5.78		1.05		1.47		3.73		9,218	66
15.54	13.56		1.05		1.62		4.24		11,660	64
14.31	(3.65)		1.05		1.54		4.14		8,729	56
15.54	8.54		1.05		1.55		3.80		13,809	81
15.08	9.03		1.05		1.67		4.03		7,535	104

15.51	(0.09	)(d)	1.67	(e)	1.99	(e)	3.02	(e)	1,899	52	(d)
15.78	5.09		1.71		2.13		3.08		1,840	66
15.54	12.85		1.68		2.25		3.61		2,307	64
14.31	(4.28)		1.71		2.20		3.50		1,926	56
15.55	7.85		1.76		2.27		3.10		2,261	81
15.07	8.23		1.70		2.34		3.27		1,212	104

15.51	0.27	(d)	0.95	(e)	1.26	(e)	3.74	(e)	60,380	52	(d)
15.79	5.87		0.95		1.37		3.80		50,424	66
15.54	13.66		0.95		1.51		4.30		42,660	64
14.31	(3.63)		0.95		1.44		4.22		24,115	56
15.55	8.71		0.95		1.45		3.89		27,640	81
15.08	9.10		0.95		1.57		4.09		12,321	104

15.50	0.34	(d)	0.68	(e)	0.99	(e)	4.03	(e)	12	52	(d)
15.78	6.16		0.69		1.07		4.10		12	66
15.54	13.94		0.70		1.25		4.61		12	64
14.31	(3.32)		0.68		1.21		4.49		10	56
15.55	5.21	(d)	0.67	(e)	1.24	(e)	4.15	(e)	11	81

15.49	0.32	(d)	0.85	(e)	1.16	(e)	3.83	(e)	3,602	52	(d)
15.77	5.90		0.85		1.26		3.85		2,850	66
15.53	13.69		0.85		1.45		4.51		5,635	64
14.31	(3.46)		0.85		1.35		4.35		8,891	56
15.55	8.84		0.85		1.37		4.04		11,674	81
15.08	9.18		0.85		1.47		4.26		8,636	104

15.50	0.01	(d)	1.35	(e)	1.67	(e)	3.35	(e)	152	52	(d)
15.78	5.46		1.35		1.77		3.43		153	66
15.54	13.31		1.35		1.92		3.96		147	64
14.31	(3.53)		0.85		1.85		4.35		125	56
15.54	8.84		0.85		1.87		4.04		148	81
15.07	9.18		0.85		1.98		4.23		119	104

See Notes to Financial Statements.	69

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R4
6/30/2021(c)	$15.77	$0.28	$(0.25)	$ 0.03	$(0.30)	$–	$(0.30)
12/31/2020	15.53	0.55	0.29 (f)	0.84	(0.60)	–	(0.60)
12/31/2019	14.30	0.64	1.26	1.90	(0.67)	–	(0.67)
12/31/2018	15.54	0.60	(1.17)	(0.57)	(0.64)	(0.03)	(0.67)
12/31/2017	15.07	0.59	0.68	1.27	(0.64)	(0.16)	(0.80)
12/31/2016	14.45	0.60	0.68	1.28	(0.66)	–	(0.66)
Class R5
6/30/2021(c)	15.78	0.30	(0.26)	0.04	(0.32)	–	(0.32)
12/31/2020	15.54	0.59	0.29 (f)	0.88	(0.64)	–	(0.64)
12/31/2019	14.31	0.67	1.27	1.94	(0.71)	–	(0.71)
12/31/2018	15.55	0.65	(1.18)	(0.53)	(0.68)	(0.03)	(0.71)
12/31/2017	15.07	0.63	0.69	1.32	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
Class R6
6/30/2021(c)	15.78	0.31	(0.25)	0.06	(0.33)	–	(0.33)
12/31/2020	15.54	0.61	0.30 (f)	0.91	(0.67)	–	(0.67)
12/31/2019	14.31	0.69	1.27	1.96	(0.73)	–	(0.73)
12/31/2018	15.54	0.67	(1.17)	(0.50)	(0.70)	(0.03)	(0.73)
12/31/2017	15.07	0.65	0.68	1.33	(0.70)	(0.16)	(0.86)
12/31/2016	14.45	0.65	0.67	1.32	(0.70)	–	(0.70)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s in relation to fluctuating market values of the Fund’s portfolio.
(g)	Commenced on April 4, 2017.

70	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.50	0.20	(d)	1.10	(e)	1.42	(e)	3.61	(e)	$20	52	(d)
15.77	5.74		1.10		1.53		3.68		20	66
15.53	13.52		1.10		1.67		4.23		15	64
14.30	(3.77)		1.10		1.57		4.08		14	56
15.54	8.57		1.11		1.62		3.80		12	81
15.07	8.92		1.10		1.71		4.00		11	104

15.50	0.25	(d)	0.85	(e)	1.18	(e)	3.88	(e)	24	52	(d)
15.78	5.99		0.85		1.27		3.93		268	66
15.54	13.79		0.85		1.42		4.47		248	64
14.31	(3.45)		0.85		1.39		4.43		240	56
15.55	8.84		0.85		1.37		4.04		54	81
15.07	9.18		0.85		1.49		4.22		35	104

15.51	0.41	(d)	0.68	(e)	1.02	(e)	4.02	(e)	136	52	(d)
15.78	6.16		0.69		1.10		4.09		133	66
15.54	13.94		0.71		1.26		4.59		128	64
14.31	(3.31)		0.69		1.28		4.60		96	56
15.54	9.01		0.70		1.22		4.21		12	81
15.07	9.26		0.77		1.27		4.31		11	104

See Notes to Financial Statements.	71

Financial Highlights (continued)

GLOBAL BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
6/30/2021(c)	$10.63	$0.12	$(0.26)	$(0.14)	$(0.14)	$–	$(0.14)
12/31/2020	10.13	0.24	0.56	0.80	(0.30)	–	(0.30)
12/31/2019	9.71	0.26	0.54	0.80	(0.33)	(0.05)	(0.38)
12/31/2018(f)(g)	10.00	0.11	(0.26)	(0.15)	(0.14)	–	(0.14)
Class C
6/30/2021(c)	10.63	0.09	(0.26)	(0.17)	(0.11)	–	(0.11)
12/31/2020	10.13	0.18	0.56	0.74	(0.24)	–	(0.24)
12/31/2019	9.71	0.18	0.54	0.72	(0.25)	(0.05)	(0.30)
12/31/2018(f)(g)	10.00	0.08	(0.27)	(0.19)	(0.10)	–	(0.10)
Class F
6/30/2021(c)	10.63	0.13	(0.26)	(0.13)	(0.15)	–	(0.15)
12/31/2020	10.13	0.25	0.57	0.82	(0.32)	–	(0.32)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)
Class F3
6/30/2021(c)	10.63	0.13	(0.26)	(0.13)	(0.15)	–	(0.15)
12/31/2020	10.13	0.26	0.57	0.83	(0.33)	–	(0.33)
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	(0.41)
12/31/2018(f)(g)	10.00	0.13	(0.27)	(0.14)	(0.15)	–	(0.15)
Class I
6/30/2021(c)	10.63	0.13	(0.26)	(0.13)	(0.15)	–	(0.15)
12/31/2020	10.13	0.26	0.56	0.82	(0.32)	–	(0.32)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)
Class R3
6/30/2021(c)	10.63	0.10	(0.26)	(0.16)	(0.12)	–	(0.12)
12/31/2020	10.13	0.21	0.56	0.77	(0.27)	–	(0.27)
12/31/2019	9.71	0.23	0.54	0.77	(0.30)	(0.05)	(0.35)
12/31/2018(f)(g)	10.00	0.10	(0.26)	(0.16)	(0.13)	–	(0.13)
Class R4
6/30/2021(c)	10.63	0.12	(0.26)	(0.14)	(0.14)	–	(0.14)
12/31/2020	10.13	0.23	0.57	0.80	(0.30)	–	(0.30)
12/31/2019	9.71	0.25	0.54	0.79	(0.32)	(0.05)	(0.37)
12/31/2018(f)(g)	10.00	0.11	(0.26)	(0.15)	(0.14)	–	(0.14)
Class R5
6/30/2021(c)	10.63	0.13	(0.26)	(0.13)	(0.15)	–	(0.15)
12/31/2020	10.13	0.26	0.56	0.82	(0.32)	–	(0.32)
12/31/2019	9.71	0.28	0.54	0.82	(0.35)	(0.05)	(0.40)
12/31/2018(f)(g)	10.00	0.12	(0.26)	(0.14)	(0.15)	–	(0.15)

72	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.35	(1.31	)(d)	0.78	(e)	2.35	(e)	2.30	(e)	$3,084	76	(d)
10.63	8.18		0.78		2.44		2.38		2,737	239
10.13	8.32		0.78		3.03		2.56		2,151	315
9.71	(1.42	)(h)(d)	0.78	(e)	2.77	(e)	2.64	(e)	1,969	123

10.35	(1.61	)(d)	1.39	(e)	2.97	(e)	1.69	(e)	318	76	(d)
10.63	7.52		1.39		3.05		1.77		294	239
10.13	7.48		1.56		3.81		1.78		277	315
9.71	(1.76	)(h)(d)	1.58	(e)	3.57	(e)	1.84	(e)	245	123

10.35	(1.21	)(d)	0.58	(e)	2.26	(e)	2.50	(e)	2,368	76	(d)
10.63	8.39		0.58		2.25		2.45		2,365	239
10.13	8.53		0.58		2.93		2.76		2,139	315
9.71	(1.33	)(h)(d)	0.58	(e)	2.67	(e)	2.84	(e)	1,971	123

10.35	(1.10	)(d)	0.54	(e)	2.14	(e)	2.54	(e)	1,662	76	(d)
10.63	8.37		0.51		2.23		2.65		1,707	239
10.13	8.66		0.46		2.78		2.88		1,607	315
9.71	(1.28	)(h)(d)	0.46	(e)	2.55	(e)	2.96	(e)	1,479	123

10.35	(1.12	)(d)	0.58	(e)	2.16	(e)	2.50	(e)	2,212	76	(d)
10.63	8.29		0.58		2.25		2.58		2,271	239
10.13	8.53		0.58		2.83		2.76		2,139	315
9.71	(1.33	)(h)(d)	0.58	(e)	2.57	(e)	2.84	(e)	1,971	123

10.35	(1.36	)(d)	1.08	(e)	2.66	(e)	2.00	(e)	274	76	(d)
10.63	7.75		1.08		2.75		2.08		281	239
10.13	8.00		1.08		3.33		2.26		265	315
9.71	(1.54	)(h)(d)	1.08	(e)	3.07	(e)	2.34	(e)	246	123

10.35	(1.33	)(d)	0.83	(e)	2.41	(e)	2.25	(e)	295	76	(d)
10.63	8.13		0.83		2.50		2.33		303	239
10.13	8.26		0.83		3.08		2.51		266	315
9.71	(1.44	)(h)(d)	0.83	(e)	2.82	(e)	2.59	(e)	246	123

10.35	(1.12	)(d)	0.58	(e)	2.16	(e)	2.50	(e)	276	76	(d)
10.63	8.29		0.58		2.25		2.58		284	239
10.13	8.53		0.58		2.83		2.76		267	315
9.71	(1.33	)(h)(d)	0.58	(e)	2.57	(e)	2.84	(e)	246	123

See Notes to Financial Statements.	73

Financial Highlights (concluded)

GLOBAL BOND FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R6
6/30/2021(c)	$10.63	$0.13	$(0.26)	$(0.13)	$(0.15)	$–	$(0.15)
12/31/2020	10.13	0.26	0.57	0.83	(0.33)	–	(0.33)
12/31/2019	9.71	0.29	0.54	0.83	(0.36)	(0.05)	(0.41)
12/31/2018(f)(g)	10.00	0.13	(0.27)	(0.14)	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on 07/26/2018, SEC effective date and date shares first became available to the public was 8/1/2018.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2018 through 8/1/2018.
(h)	Total return for the period 8/1/2018 through 12/31/2018 was (1.51)% for Class A, (1.85)% for Class C, (1.43)% for Class F, (1.38)% for Class F3, (1.43)% for Class I, (1.64)% for Class R3, (1.53)% for Class R4, (1.43)% for Class R5 and (1.38)% for Class R6.

74	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.35	(1.10	)(d)	0.54	(e)	2.14	(e)	2.54	(e)	$2,011	76	(d)
10.63	8.37		0.51		2.22		2.65		2,002	239
10.13	8.66		0.46		2.78		2.88		1,782	315
9.71	(1.28	)(h)(d)	0.46	(e)	2.56	(e)	2.96	(e)	1,611	123

See Notes to Financial Statements.	75

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Bond Fund (“Emerging Markets Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Global Bond Fund (“Global Bond Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

Emerging Markets Bond Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund’s and Global Bond Fund’s investment objective is total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures

Notes to Financial Statements (unaudited)(continued)

allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2017 through December 31, 2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss), if applicable, on forward foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the forward foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into

Notes to Financial Statements (unaudited)(continued)

a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps–Each Fund may enter into interest rate swap agreements. Pursuant to interest rate swap agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty (or in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including

Notes to Financial Statements (unaudited)(continued)

amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon

Notes to Financial Statements (unaudited)(continued)

entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For centrally cleared swaps there was minimal counterparty credit risk to the Funds, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, a Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes. As of December 31, 2020, the Funds have no unfunded loan commitments.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or

Notes to Financial Statements (unaudited)(continued)

liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Bond Fund

First $1 billion	.50%
Over $1 billion	.45%

Emerging Markets Corporate Debt Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Global Bond Fund

First $3 billion	.43%
Over $3 billion	.40%

For the six months ended June 30, 2021, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Notes to Financial Statements (unaudited)(continued)

Net Effective
Management Fee
Emerging Markets Bond Fund	.50%
Emerging Markets Corporate Debt Fund	.40%
Global Bond Fund	.00%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the six months ended June 30, 2021:

Fund
Fund	Administration Fee
Emerging Markets Bond Fund	$6,455
Emerging Markets Corporate Debt Fund	5,038
Global Bond Fund	12,077

For the six months ended June 30, 2021 and continuing through April 30, 2022, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Emerging Markets Corporate Debt Fund
Classes
A, C, F, I, R3, R4 and R5	0.85%
F3 and R6	0.68%

	Global Bond Fund
	Effective	Prior to
Classes	May 3, 2021	May 3, 2021
A, C, F, I, R3, R4 and R5	0.58%	0.58%
F3 and R6	0.57%	0.53%

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2, R3 and R4 shares pursuant to Rule 12b1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)(3)	Class R3**	Class R4
Service	.15%	.25%	–	.25%	.25%
Distribution	.05%	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	Each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Funds will bear Rule 12b-1 fees at the same rate.
(2)	The Class F Shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the six months ended June 30, 2021 and continuing through April 30, 2022, the Distributor has contractually agreed to waive Emerging Markets Bond Fund’s and Global Bond Fund’s 0.10% Rule 12b-1 fee for Class F. These agreements may be terminated only by the Fund’s Board of Directors.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2021:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Bond Fund	$708	$4,744
Emerging Markets Corporate Debt Fund	403	2,674
Global Bond Fund	–	–

Distributor received the following amount of CDSCs for the six months ended June 30, 2021:

	Class A	Class C
Emerging Markets Bond Fund	$1,106	$168
Emerging Markets Corporate Debt Fund	250	–
Global Bond Fund	1,000	–

Other Related Parties

As of June 30, 2021, the percentages of Emerging Markets Bond Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund, were 59.12% and 29.78%, respectively.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for the Funds. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2021 and fiscal year ended December 31, 2020 was as follows:

		Emerging Markets Bond Fund		Emerging Markets Corporate Debt Fund
	Six Months Ended 6/30/2021 (unaudited)	Year Ended 12/31/2020	Six Months Ended 6/30/2021 (unaudited)	Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$ 5,377,114	$9,822,908	$1,404,164	$ 2,501,718
Total distributions paid	$ 5,377,114	$9,822,908	$1,404,164	$ 2,501,718

Notes to Financial Statements (unaudited)(continued)

	Global Bond Fund
	Six Months Ended 6/30/2021 (unaudited)	Year Ended 12/31/2020
Distributions paid from:
Ordinary income	$174,722	$384,287
Total distributions paid	$174,722	$384,287

As of December 31, 2020, the following funds had capital losses, which will carry forward indefinitely:

Indefinite
Emerging Markets Bond Fund	$112,342,378
Emerging Markets Corporate Debt Fund	3,723,434

As of June 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Bond Fund	Emerging Markets Corporate Debt Fund
Tax cost	$216,841,212	$77,812,062
Gross unrealized gain	8,202,212	2,230,228
Gross unrealized loss	(3,973,812)	(712,974)
Net unrealized security gain	$4,228,400	$1,517,254

	Global Bond Fund
Tax cost	$12,146,685
Gross unrealized gain	382,283
Gross unrealized loss	(153,932)
Net unrealized security gain	$228,351

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments, certain securities, amortization of premium, and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2021 were as follows:

	U.S. Government Purchases	*	Non-U.S. Government Purchases	U.S. Government Sales	*	Non- U.S. Government Sales
Emerging Markets Bond Fund	$–		$79,871,205	$–		$129,278,735
Emerging Markets Corporate Debt Fund	1,296,492		48,467,177	1,296,871		33,522,065
Global Bond Fund	4,540,275		4,649,337	4,627,921		4,678,146

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/Loss
Emerging Markets Bond Fund	$–	$2,659,214	$91,298
Emerging Markets Corporate Debt Fund	216,853	416,000	4,515

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2021 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund entered into futures contracts for the six months ended June 30, 2021 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Each Fund entered into credit default swaps for the six months ended June 30, 2021 (as described in note 2(n)) to hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index or the referenced obligation in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par or the referenced obligation if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to each Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Bond Fund entered into interest rate swaps for the six months ended June 30, 2021 (as described in note 2(m)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Funds since centrally cleared interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2021, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Emerging Markets Bond Fund
Foreign
		Interest Rate	Currency
Asset Derivatives		Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$64,776
Futures Contracts(2)		$508,442	–

Liability Derivatives
Futures Contracts(2)		$277,062	–

Emerging Markets Corporate Debt Fund
Foreign
		Interest Rate	Currency
Asset Derivatives		Contracts	Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$ 5,906

Liability Derivatives
Futures Contracts(2)		$ 90,627	–

Global Bond Fund
Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$ 2,516
Forward Foreign Currency Exchange Contracts(1)	–	$ 21,074	–
Futures Contracts(2)	$1,268	–	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$ 8,184
Forward Foreign Currency Exchange Contracts(4)	–	$ 42,908	–
Futures Contracts(2)	$4,314	–	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2021, were as follows:

	Emerging Markets Bond Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$225,851
Forward Foreign Currency Exchange Contracts(2)	–	$22,684	–
Futures Contracts(3)	$(658,122)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$(738,014)
Forward Foreign Currency Exchange Contracts(5)	–	$96,608	–
Futures Contracts(6)	$328,986	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	11,480,279
Forward Foreign Currency Exchange Contracts(7)	–	$3,395,625	–
Futures Contracts(8)	433	–	–
	Emerging Markets Corporate Debt Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$(24,569)
Forward Foreign Currency Exchange Contracts(2)	–	$1,830	–
Futures Contracts(3)	$250,605	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(5)	–	$8,293	–
Futures Contracts(6)	$(110,768)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	285,714
Forward Foreign Currency Exchange Contracts(7)	–	$264,816	–
Futures Contracts(8)	98	–	–
		Global Bond Fund
		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$30,446
Forward Foreign Currency Exchange Contracts(2)	–	$(79,971)	–
Futures Contracts(3)	$(33,286)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$(46,120)
Forward Foreign Currency Exchange Contracts(5)	–	$(51,614)	–
Futures Contracts(6)	$(498)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(8)	–	–	1,077,557
Forward Foreign Currency Exchange Contracts(7)	–	$4,417,085	–
Futures Contracts(8)	5	–	–

Notes to Financial Statements (unaudited)(continued)

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2021.
(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Emerging Markets Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$64,776	$–	$64,776
Repurchase Agreements	5,278,939	–	5,278,939
Total	$5,343,715	$–	$5,343,715

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$5,278,939	$–	$–	$(5,278,939)	$–
State Street Bank and Trust	64,776	–	–	–	64,776
Total	$5,343,715	$–	$–	$(5,278,939)	$64,776

Notes to Financial Statements (unaudited)(continued)

		Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$5,906	$–	$5,906
Repurchase Agreements	4,552,996	–	4,552,996
Total	$4,558,902	$–	$4,558,902

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$4,552,996	$–	$–	$(4,552,996)	$–
State Street Bank and Trust	5,906	–	–	–	5,906
Total	$4,558,902	$–	$–	$(4,552,996)	$5,906

			Global Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$21,074	$–	$21,074
Repurchase Agreements	544,926	–	544,926
Total	$566,000	$–	$566,000

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank plc	$9,262	$–	$–	$–	$9,262
Fixed Income Clearing Corp.	544,926	–	–	(544,926)	–
Goldman Sachs	3,267	(747)	–	–	2,520
J.P. Morgan Chase	2,361	–	–	–	2,361
Morgan Stanley	151	(151)	–	–	–
State Street Bank and Trust	6,024	(6,024)	–	–	–
Toronto Dominion Bank	9	(9)	–	–	–
Total	$566,000	$(6,931)	$–	$(544,926)	$14,143

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$42,908	$–	$42,908
Total	$42,908	$–	$42,908

Notes to Financial Statements (unaudited)(continued)

Global Bond Fund

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
		Amounts Not Offset in the
		Statement of Assets and Liabilities
			Cash	Securities
		Financial	Collateral	Collateral	Net
Counterparty		Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$654	$–	$–	$–	$654
Goldman Sachs	747	(747)	–	–	–
Morgan Stanley	33,425	(151)	–	–	33,274
State Street Bank and Trust	6,153	(6,024)	–	–	129
Toronto Dominion Bank	1,929	(9)	–	–	1,920
Total	$42,908	$(6,931)	$–	$–	$35,977

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2021.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2021.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended June 30, 2021, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 5, 2021, the Participating Funds entered into a Syndicated Facility with various lenders for $1.275 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2021, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2021, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statements of Operations.

The initial collateral received by the Funds are required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2021, the Funds did not loan any securities.

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Funds or the LIBOR-based instruments in which the Funds invest cannot yet be determined. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior and/or subsequent to the end of 2021.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Bond Fund is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, the Fund may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Notes to Financial Statements (unaudited)(continued)

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which a Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae’’), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions.

Notes to Financial Statements (unaudited)(continued)

When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Each Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Funds that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Emerging Markets Corporate Debt Fund may have limited recourse in such instances.

The Funds believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect

Notes to Financial Statements (unaudited)(continued)

the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Bond Fund		Six Months Ended June 30, 2021 (unaudited )		Year Ended December 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	348,855	$1,791,947	603,607	$3,146,089
Converted from Class C*	7,106	36,623	116,159	590,548
Reinvestment of distributions	50,091	256,336	106,209	530,527
Shares reacquired	(525,706)	(2,695,564)	(760,287)	(3,806,770)
Increase (decrease)	(119,654)	$(610,658)	65,688	$460,394

Class C Shares
Shares sold	6,057	$31,500	81,588	$433,099
Reinvestment of distributions	3,289	16,936	8,275	41,368
Shares reacquired	(25,055)	(130,132)	(43,656)	(223,213)
Converted to Class A*	(7,064)	(36,623)	(115,482)	(590,548)
Decrease	(22,773)	$(118,319)	(69,275)	$(339,294)

Class F Shares
Shares sold	116,702	$606,951	2,363,464	$11,907,163
Reinvestment of distributions	12,129	62,057	29,299	147,571
Shares reacquired	(43,118)	(220,440)	(2,822,284)	(14,140,355)
Increase (decrease)	85,713	$448,568	(429,521)	$(2,085,621)

Class F3 Shares
Shares sold	168,642	$866,682	35,882	$182,907
Reinvestment of distributions	3,536	18,068	5,988	29,880
Shares reacquired	(19,843)	(101,372)	(45,140)	(227,926)
Increase (decrease)	152,335	$783,378	(3,270)	$(15,139)

Class I Shares
Shares sold	396,917	$2,048,779	24,607,217	$126,031,085
Reinvestment of distributions	976,266	4,988,793	1,803,577	9,019,580
Shares reacquired	(15,626,295)	(78,670,466)	(3,365,586)	(16,107,306)
Increase (decrease)	(14,253,112)	$(71,632,894)	23,045,208	$118,943,359

Class R2 Shares
Shares sold	–	$–	92	$464
Shares reacquired	–	–	(9,963)	(52,980)
Decrease	–	$–	(9,871)	$(52,516)

Class R3 Shares
Shares sold	3,485	$17,812	5,871	$32,268
Reinvestment of distributions	748	3,820	1,550	7,739
Shares reacquired	(1,232)	(6,335)	(6,722)	(34,257)
Increase	3,001	$15,297	699	$5,750

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Bond Fund		Six Months Ended June 30, 2021 (unaudited )		Year Ended December 31, 2020
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	1,647	$8,444	2,974	$14,984
Reinvestment of distributions	257	1,313	873	4,315
Shares reacquired	(3,333)	(16,772)	(16,648)	(81,812)
Decrease	(1,429)	$(7,015)	(12,801)	$(62,513)

Class R5 Shares
Reinvestment of distributions	–	$–	40	$192
Increase	–	$–	40	$192

Class R6 Shares
Shares sold	35,385	$182,393	13,254	$68,227
Reinvestment of distributions	104	533	37	181
Shares reacquired	(4,409)	(22,725)	(26,056)	(130,724)
Increase (decrease)	31,080	$160,201	(12,765)	$(62,316)

Emerging Markets Corporate Debt Fund		Six Months Ended June 30, 2021 (unaudited )		Year Ended December 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	125,502	$1,951,764	85,012	$1,299,979
Converted from Class C*	5,447	84,226	10,823	164,704
Reinvestment of distributions	12,431	192,704	26,092	389,522
Shares reacquired	(55,981)	(868,979)	(288,117)	(4,333,887)
Increase (decrease)	87,399	$1,359,715	(166,190)	$(2,479,682)

Class C Shares
Shares sold	14,343	$222,244	10,241	$155,021
Reinvestment of distributions	1,873	29,050	4,549	67,829
Shares reacquired	(4,884)	(76,074)	(35,791)	(525,923)
Converted to Class A*	(5,447)	(84,226)	(10,823)	(164,704)
Increase (decrease)	5,885	$90,994	(31,824)	$(467,777)

Class F Shares
Shares sold	1,162,627	$18,041,662	1,911,059	$29,328,513
Reinvestment of distributions	71,380	1,106,819	124,831	1,865,108
Shares reacquired	(535,002)	(8,310,237)	(1,585,947)	(23,278,525)
Increase	699,005	$10,838,244	449,943	$7,915,096

Class F3 Shares
Reinvestment of distributions	–	$–	11.70	$170
Increase	–	$–	11.70	$170

Class I Shares
Shares sold	61,521	$959,086	289,069	$4,253,303
Reinvestment of distributions	4,312	66,763	8,889	133,445
Shares reacquired	(14,013)	(217,970)	(480,079)	(6,959,531)
Increase (decrease)	51,820	$807,879	(182,121)	$(2,572,783)

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Corporate Debt Fund		Six Months Ended June 30, 2021 (unaudited )		Year Ended December 31, 2020
Class R2 Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	–	$–	120	$1,742
Shares reacquired	–	–	(9,227)	(137,382)
Decrease	–	$–	(9,107)	$(135,640)

Class R3 Shares
Shares sold	83	$1,274	816	$12,469
Reinvestment of distributions	9	144	156	2,272
Shares reacquired	–	–	(753)	(11,384)
Increase	92	$1,418	219	$3,357

Class R4 Shares
Shares sold	54	$865	228	$3,457
Reinvestment of distributions	9	134	26	377
Shares reacquired	(1)	(16)	(1)	(23)
Increase	62	$983	253	$3,811

Class R5 Shares
Shares sold	309	$4,786	417	$6,158
Reinvestment of distributions	251	3,894	707	10,566
Shares reacquired	(16,009)	(246,705)	(118)	(1,749)
Increase (decrease)	(15,449)	$(238,025)	1,006	$14,975

Class R6 Shares
Shares sold	615	$9,575	1,225	$18,110
Reinvestment of distributions	186	2,883	368	5,496
Shares reacquired	(424)	(6,568)	(1,400)	(20,947)
Increase	377	$5,890	193	$2,659

Global Bond Fund		Six Months Ended June 30, 2021 (unaudited )		Year Ended December 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	40,391	$418,260	43,749	$452,449
Reinvestment of distributions	643	6,673	2,450	23,947
Shares reacquired	(583)	(6,131)	(1,081)	(9,979)
Increase	40,451	$418,802	45,118	$466,417

Class C Shares
Shares sold	2,946	$31,000	1,398	$14,172
Reinvestment of distributions	39	400	269	2,630
Shares reacquired	–	–	(1,298)	(13,325)
Increase	2,985	$31,400	369	$3,477

Class F Shares
Shares sold	12,400	$131,000	401,379	$4,078,570
Reinvestment of distributions	277	2,876	5,937	59,460
Shares reacquired	(6,465)	(67,095)	(395,979)	(4,097,267)
Increase	6,212	$66,781	11,337	$40,763

Notes to Financial Statements (unaudited)(concluded)

Global Bond Fund		Six Months Ended June 30, 2021 (unaudited )		Year Ended December 31, 2020
Class F3 Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	–	$–	1,922	$18,741
Increase	–	$–	1,922	$18,741

Class I Shares
Reinvestment of distributions	–	$–	2,474	$24,118
Increase	–	$–	2,474	$24,118

Class R3 Shares
Reinvestment of distributions	–	$–	263	$2,565
Increase	–	$–	263	$2,565

Class R4 Shares
Shares sold	–	$–	5,817	$54,674
Reinvestment of distributions	26	265	339	3,314
Shares reacquired	(4)	(38)	(3,958)	(38,394)
Increase	22	$227	2,198	$19,594

Class R5 Shares
Reinvestment of distributions	–	$–	309	$3,015
Increase	–	$–	309	$3,015

Class R6 Shares
Shares sold	5,902	$61,537	10,495	$107,021
Reinvestment of distributions	12	127	1,922	18,740
Shares reacquired	(4)	(41)	–	–
Increase	5,910	$61,623	12,417	$125,761

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the June 2-3, 2021 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period March 1, 2020 through March 31, 2021. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc. Lord Abbett Emerging Markets Bond Fund Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Global Bond Fund	LAGF-3 (08/21)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 24, 2021

By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer

Date: August 24, 2021